Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 21, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TSS
Entity Registrant Name	TOTAL SYSTEM SERVICES INC
Entity Central Index Key	0000721683
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		188,880,349
Entity Public Float			$ 3,442,506,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (Note 5)	$ 316,337	$ 394,795
Restricted cash		434
Accounts receivable, net of allowance for doubtful accounts and billing adjustments of $4.1 million and $4.5 million at 2011 and 2010, respectively	248,541	237,646
Deferred income tax assets (Note 20)	12,872	11,090
Prepaid expenses and other current assets (Note 6)	72,431	77,848
Total current assets	650,181	721,813
Property and equipment, net of accumulated depreciation and amortization (Notes 7 and 22)	266,608	300,102
Computer software, net of accumulated amortization (Note 8)	215,244	246,424
Contract acquisition costs, net of accumulated amortization (Note 9)	162,987	166,251
Goodwill (Note 10)	355,498	320,399
Equity investments (Note 11)	82,924	77,127
Other intangible assets, net of accumulated amortization (Note 12)	81,250	83,118
Deferred income tax assets, net	4,069	2,704
Other assets	39,631	34,323
Total assets	1,858,392	1,952,261
Current liabilities:
Accrued salaries and employee benefits	33,004	27,414
Accounts payable (Note 4)	26,095	36,068
Current portion of long-term debt (Note 13)	181,251	39,557
Current portion of obligations under capital leases (Note 13)	14,363	13,191
Other current liabilities (Note 14)	125,863	111,040
Total current liabilities	380,576	227,270
Long-term debt, excluding current portion (Note 13)	39,104	194,703
Deferred income tax liabilities (Note 20)	32,889	42,547
Obligations under capital leases, excluding current portion (Note 13)	24,489	30,573
Other long-term liabilities	60,325	53,363
Total liabilities	537,383	548,456
Redeemable noncontrolling interest		146,000
Shareholders' equity (Notes 15, 16, 17 and 18):
Common stock - $0.10 par value. Authorized 600,000 shares; 201,860 and 201,326 issued at 2011 and 2010, respectively; 189,031 and 194,528 outstanding at 2011 and 2010, respectively	20,186	20,133
Additional paid-in capital	125,948	119,722
Accumulated other comprehensive loss, net	(445)	(2,585)
Treasury stock (shares of 12,829 and 6,798 at 2011 and 2010, respectively)	(225,034)	(115,449)
Retained earnings	1,380,634	1,219,303
Total shareholders' equity	1,301,289	1,241,124
Noncontrolling interests in consolidated subsidiaries	19,720	16,681
Total equity	1,321,009	1,257,805
Commitments and contingencies (Note 19)
Total liabilities and equity	$ 1,858,392	$ 1,952,261

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts and billing adjustments	$ 4.1	$ 4.5
Common stock, par value	$ 0.1	$ 0.1
Common stock, Authorized	600,000	600,000
Common stock, issued	201,860	201,326
Common stock, outstanding	189,031	194,528
Treasury stock, shares	12,829	6,798

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Total revenues (Notes 4 and 22)	$ 1,808,966		$ 1,717,577		$ 1,677,483
Cost of services	1,257,970		1,201,012		1,149,883
Selling, general and administrative expenses	228,540		207,136		183,574
Operating income	322,456		309,429		344,026
Nonoperating expenses	(5,905)		(1,617)		(3,441)
Income from continuing operations before income taxes and equity in income of equity investments	316,551		307,812		340,585
Income taxes (Note 20)	102,597		106,088		121,850
Income from continuing operations before equity in income of equity investments	213,954		201,724		218,735
Equity in income of equity investments, net of tax (Note 11)	8,708		7,142		6,985
Income from continuing operations, net of tax	222,662		208,866		225,720
Loss from discontinued operations, net of tax			(3,245)		(6,544)
Net income	222,662		205,621		219,176
Net income attributable to noncontrolling interests	(2,103)		(11,674)		(3,963)
Net income attributable to TSYS common shareholders	220,559		193,947		215,213
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 26):
Income from continuing operations	$ 1.15	[1]	$ 1	[1]	$ 1.12	[1]
Loss from discontinued operations			$ (0.02)	[1]	$ (0.03)	[1]
Net income	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Diluted EPS attributable to TSYS common shareholders:
Income from continuing operations	$ 1.15	[1]	$ 1	[1]	$ 1.12	[1]
Loss from discontinued operations			$ (0.02)	[1]	$ (0.03)	[1]
Net income	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Amounts attributable to TSYS common shareholders:
Income from continuing operations	220,559		197,192		221,757
Loss from discontinued operations			(3,245)		(6,544)
Net income attributable to TSYS common shareholders	$ 220,559		$ 193,947		$ 215,213

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 222,662	$ 205,621	$ 219,176
Adjustments to reconcile net income to net cash provided by operating activities:
Net loss on foreign currency translation	3,091	162	2,607
Equity in income of equity investments, net of tax	(8,708)	(7,142)	(6,985)
Dividends received from equity investments	6,835	6,572	4,942
Share-based compensation	16,477	15,832	16,128
Excess tax expense (benefit) from share-based payment arrangements	523	(111)	(6)
Depreciation and amortization	169,165	163,111	156,471
Amortization of debt issuance costs	160	154	154
Asset impairments	799
Provisions for (recoveries of ) bad debt expenses and billing adjustments	1,552	(798)	6,381
Charges for transaction processing provisions	4,750	3,891	6,556
Deferred income tax expense (benefit)	1,491	(4,388)	(3,864)
(Gain) loss on disposal of equipment, net	(1,159)	145	375
Loss on disposal of subsidiary		1,591	5,713
Changes in operating assets and liabilities:
Accounts receivable	(7,044)	(7,138)	10,807
Prepaid expenses, other current assets and other assets	23,099	(1,495)	27,893
Accounts payable	(15,512)	13,916	(11,883)
Accrued salaries and employee benefits	4,492	(21,965)	(11,697)
Other current liabilities and other liabilities	13,646	21,202	369
Net cash provided by operating activities	436,319	389,160	423,137
Cash flows from investing activities:
Purchases of property and equipment, net	(26,938)	(46,547)	(34,017)
Additions to licensed computer software from vendors	(19,502)	(69,826)	(20,059)
Additions to internally developed computer software	(17,882)	(25,466)	(31,445)
Proceeds from sale of trade name	4,500
Proceeds from disposition, net of expenses paid and cash disposed		4,265	1,979
Cash used in acquisitions and equity investments, net of cash acquired	(47,909)	(148,531)	(294)
Purchase of private equity investments	(1,573)
Dividends received from equity investments as return of capital		68
Subsidiary repurchase of noncontrolling interest	(493)
Additions to contract acquisition costs	(31,623)	(75,669)	(35,596)
Net cash used in investing activities	(141,420)	(361,706)	(119,432)
Cash flows from financing activities:
Purchase of noncontrolling interest	(174,050)
Repurchases of common stock	(121,271)	(46,228)	(328)
Dividends paid on common stock	(53,949)	(55,087)	(55,208)
Principal payments on long-term debt borrowings and capital lease obligations	(28,892)	(11,741)	(18,869)
Subsidiary dividends paid to noncontrolling shareholders	(433)	(9,031)	(235)
Excess tax expense (benefit) from share-based payment arrangements	(523)	111	6
Proceeds from borrowings of long-term debt		39,757	5,334
Proceeds from exercise of stock options	8,065	543	2
Net cash used in financing activities	(371,053)	(81,676)	(69,298)
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	(2,304)	(938)	(4,470)
Net increase (decrease) in cash and cash equivalents	(78,458)	(55,160)	229,937
Cash and cash equivalents at beginning of year	394,795	449,955	220,018
Cash and cash equivalents at end of year	316,337	394,795	449,955
Supplemental cash flow information:
Cash paid for interest	3,088	2,191	3,368
Cash paid for income taxes, net of refunds	$ 82,084	$ 122,173	$ 104,004

Consolidated Statements of Equity and Comprehensive Income (USD $) In Thousands, unless otherwise specified	Total	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Retained Earnings	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 1,000,850		$ 20,036	$ 126,889	$ (6,627)	$ (69,641)	$ 920,292	$ 9,901
Beginning Balance (in shares) at Dec. 31, 2008			200,354
Comprehensive income:
Net income	219,176						215,213	3,963
Other comprehensive (loss) income (OCI), net of tax (Note 18):
Foreign currency translation	12,162				12,145			17
Change in accumulated OCI related to postretirement healthcare plans	155				155
Other comprehensive income	12,317
Comprehensive income	231,493
Common stock issued from treasury shares for exercise of stock options (Note 16)	2			(17)		19
Common stock issued for nonvested awards (Note 16) (in shares)			506
Common stock issued for nonvested awards (Note 16)			50	(50)
Share-based compensation (Note 16)	16,225			16,225
Cash dividends declared ($0.31 in 2011, $0.28 in 2010 and $0.28 in 2009 per share)	(55,255)						(55,255)
Purchase of treasury shares (Note 17)	(328)					(328)
Subsidiary dividends paid to noncontrolling interests	(235)							(235)
Tax (shortfalls) benefits associated with share based payment arrangements	(3,305)			(3,305)
Ending Balance at Dec. 31, 2009	1,189,447		20,086	139,742	5,673	(69,950)	1,080,250	13,646
Ending Balance (in shares) at Dec. 31, 2009			200,860
Comprehensive income:
Net income	196,499	9,122					193,947	2,552
Other comprehensive (loss) income (OCI), net of tax (Note 18):
Foreign currency translation	(6,796)				(7,529)			733
Change in accumulated OCI related to postretirement healthcare plans	(729)				(729)
Other comprehensive income	(7,525)
Comprehensive income	188,974
Common stock issued from treasury shares for exercise of stock options (Note 16)	543			(186)		729
Common stock issued for nonvested awards (Note 16) (in shares)			466
Common stock issued for nonvested awards (Note 16)			47	(47)
Share-based compensation (Note 16)	15,796			15,796
Cash dividends declared ($0.31 in 2011, $0.28 in 2010 and $0.28 in 2009 per share)	(54,894)						(54,894)
Purchase of treasury shares (Note 17)	(46,228)					(46,228)
Fair value of non-controlling interest in TMS	(34,659)	145,659		(34,659)
Subsidiary dividends paid to noncontrolling interests	(250)	(8,781)						(250)
Tax (shortfalls) benefits associated with share based payment arrangements	(924)			(924)
Ending Balance at Dec. 31, 2010	1,257,805	146,000	20,133	119,722	(2,585)	(115,449)	1,219,303	16,681
Ending Balance (in shares) at Dec. 31, 2010			201,326
Comprehensive income:
Net income	224,026	(1,364)					220,559	3,467
Other comprehensive (loss) income (OCI), net of tax (Note 18):
Foreign currency translation	1,659				1,056			603
Change in accumulated OCI related to postretirement healthcare plans	1,056				1,056
Other comprehensive income	2,715
Comprehensive income	226,741
Common stock issued from treasury shares for exercise of stock options (Note 16)	8,065			(3,450)		11,515
Common stock issued for nonvested awards (Note 16) (in shares)			534
Common stock issued for nonvested awards (Note 16)			53	(53)
Common stock issued from treasury shares for nonvested awards (Note 16)				(172)		172
Share-based compensation (Note 16)	16,513			16,513
Cash dividends declared ($0.31 in 2011, $0.28 in 2010 and $0.28 in 2009 per share)	(59,228)						(59,228)
Purchase of treasury shares (Note 17)	(121,272)					(121,272)
Fair value of non-controlling interest in TMS	(6,828)	29,414		(6,828)
Redemption of redeemable noncontrolling interests		(174,050)
Subsidiary dividends paid to noncontrolling interests	(433)							(433)
Subsidiary repurchase of noncontrolling interests	(493)			77	28			(598)
Tax (shortfalls) benefits associated with share based payment arrangements	139			139
Ending Balance at Dec. 31, 2011	$ 1,321,009		$ 20,186	$ 125,948	$ (445)	$ (225,034)	$ 1,380,634	$ 19,720
Ending Balance (in shares) at Dec. 31, 2011			201,860

Consolidated Statements of Equity and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared, per share	$ 0.31	$ 0.28	$ 0.28

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies
NOTE 1	Basis of Presentation and Summary of Significant Accounting Policies

BUSINESS:    Total System Services, Inc.’s (TSYS’ or the Company’s) revenues are derived from providing global payment provider services to financial and nonfinancial institutions, generally under long-term processing contracts. The Company’s services are provided through the Company’s three operating segments: North America Services, International Services and Merchant Services.

Through the Company’s North America Services and International Services segments, TSYS processes information through its cardholder systems to financial institutions throughout the United States and internationally. The Company’s North America Services segment provides these services to clients in the United States, Canada, Mexico and the Caribbean. The Company’s International Services segment provides services to clients in Europe, India, Middle East, Africa, Asia Pacific and Brazil. The Company’s Merchant Services segment provides merchant services to merchant acquirers and merchants in the United States.

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet Merchant Services, Inc. (TermNet), an Atlanta-based merchant acquirer.

On March 1, 2010, TSYS announced the signing of an Investment Agreement with First National Bank of Omaha (FNBO) to form a new joint venture company, First National Merchant Solutions, LLC (FNMS), of which TSYS would own 51%. FNMS offers transaction processing, merchant support and underwriting, and value-added services, as well as Visa- and MasterCard-branded prepaid cards for businesses of any size. FNMS is included in the Merchant Services segment. The effective date of the acquisition was April 1, 2010. On January 4, 2011, TSYS announced it had acquired effective January 1, 2011, the remaining 49% interest in FNMS from FNBO. The company has been rebranded as TSYS Merchant Solutions (TMS).

As a result of the sale of certain assets and liabilities of TSYS POS Systems and Services, LLC (TPOS) in 2010 and the sale of TSYS Total Debt Management, Inc. (TDM) in 2009, as discussed in Note 2, the Company’s financial statements reflect TPOS and TDM as discontinued operations. The Company segregated the net assets, net liabilities and operating results from continuing operations in the Consolidated Balance Sheets and Consolidated Statements of Income for all periods presented.

ACQUISITIONS — PURCHASE PRICE ALLOCATION:    TSYS adopted revised generally accepted accounting principles (GAAP) relating to business combinations as of January 1, 2009. The revised guidance retains the purchase method of accounting for acquisitions and requires a number of changes to the previous guidance, including changes in the way assets and liabilities are recognized in purchase accounting. Other changes include requiring the recognition of assets acquired and liabilities assumed arising from contingencies, requiring the capitalization of in-process research and development at fair value, and requiring the expensing of acquisition-related costs as incurred.

TSYS’ purchase price allocation methodology requires the Company to make assumptions and to apply judgment to estimate the fair value of acquired assets and liabilities. TSYS estimates the fair value of assets and liabilities based upon appraised market values, the carrying value of the acquired assets and widely accepted valuation techniques, including discounted cash flows and market multiple analyses. Management determines the fair value of fixed assets and identifiable intangible assets such as developed technology or customer relationships, and any other significant assets or liabilities. TSYS adjusts the purchase price allocation, as necessary, up to one year after the acquisition closing date as TSYS obtains more information regarding asset valuations and liabilities assumed. Unanticipated events or circumstances may occur which could affect the accuracy of the Company’s fair value estimates, including assumptions regarding industry economic factors and business strategies, and result in an impairment or a new allocation of purchase price.

Given its history of acquisitions, TSYS may allocate part of the purchase price of future acquisitions to contingent consideration as required by GAAP for business combinations. The fair value calculation of contingent consideration will involve a number of assumptions that are subjective in nature and which may differ significantly from actual results. TSYS may experience volatility in its earnings to some degree in future reporting periods as a result of these fair value measurements.

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:    The accompanying consolidated financial statements of Total System Services, Inc. include the accounts of TSYS and its majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities as defined in accordance with the provisions of Accounting Standards Codification (ASC) 810, “Consolidation,” and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements in accordance with ASC 810.

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES:    Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, lower than anticipated growth from existing clients, an inability to attract new clients and grow internationally, loss of a major customer or other significant client, loss of a major supplier, an inability to grow through acquisitions or successfully integrate acquisitions, an inability to control expenses, technology changes, the impact of the application of and/or changes in accounting principles, financial services consolidation, changes in regulatory requirements, a decline in the use of cards as a payment mechanism, disruption of the Company’s international operations, breach of the Company’s security systems, a decline in the financial stability of the Company’s clients and uncertain economic conditions. Negative developments in these or other risk factors could have a material adverse effect on the Company’s financial position, results of operations and cash flows.

The Company has prepared the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. These estimates and assumptions are developed based upon all information available. Actual results could differ from estimated amounts.

CASH EQUIVALENTS:    Investments with a maturity of three months or less when purchased are considered to be cash equivalents.

RESTRICTED CASH:    Restricted cash balances relate to cash balances collected on behalf of customers and held in escrow. TSYS records a corresponding liability for the obligation to the customer which is reflected in other current liabilities in the accompanying consolidated balance sheets. In 2010, TSYS began shifting the responsibility for funds management for its clients to the client’s issuer bank. Therefore, client funds are no longer maintained in a TSYS bank account.

ACCOUNTS RECEIVABLE:    Accounts receivable balances are stated net of allowances for doubtful accounts and billing adjustments of $4.1 million and $4.5 million at December 31, 2011 and December 31, 2010, respectively.

TSYS records an allowance for doubtful accounts when it is probable that the accounts receivable balance will not be collected. When estimating the allowance for doubtful accounts, the Company takes into consideration such factors as its day-to-day knowledge of the financial position of specific clients, the industry and size of its clients, the overall composition of its accounts receivable aging, prior history with specific customers of accounts receivable write-offs and prior experience of allowances in proportion to the overall receivable balance. This analysis includes an ongoing and continuous communication with its largest clients and those clients with past due balances. A financial decline of any one of the Company’s large clients could have a material adverse effect on collectability of receivables and thus the adequacy of the allowance for doubtful accounts.

Increases in the allowance for doubtful accounts are recorded as charges to bad debt expense and are reflected in selling, general and administrative expenses in the Company’s consolidated statements of income. Write-offs of uncollectible accounts are charged against the allowance for doubtful accounts.

TSYS records an allowance for billing adjustments for actual and potential billing discrepancies. When estimating the allowance for billing adjustments, the Company considers its overall history of billing adjustments, as well as its history with specific clients and known disputes. Increases in the allowance for billing adjustments are recorded as a reduction of revenues in the Company’s consolidated statements of income and actual adjustments to invoices are charged against the allowance for billing adjustments.

PROPERTY AND EQUIPMENT:    Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Buildings and improvements are depreciated over estimated useful lives of 5-40 years, computer and other equipment over estimated useful lives of 2-5 years, and furniture and other equipment over estimated useful lives of 3-15 years. The Company evaluates impairment losses on long-lived assets used in operations in accordance with the provisions of ASC 205, “Presentation of Financial Statements.”

All ordinary repairs and maintenance costs are expensed as incurred. Maintenance costs that extend the asset life are capitalized and amortized over the remaining estimated life of the asset.

LICENSED COMPUTER SOFTWARE:    The Company licenses software that is used in providing services to clients. Licensed software is obtained through perpetual licenses and site licenses and through agreements based on processing capacity (called “MIPS agreements”). Perpetual and site licenses are amortized using the straight-line method over their estimated useful lives which range from three to ten years. Software licensed under MIPS agreements is amortized using a units-of-production basis over the estimated useful life of the software, generally not to exceed ten years. At each balance sheet date, the Company evaluates impairment losses on long-lived assets used in operations in accordance with ASC 205.

ACQUISITION TECHNOLOGY INTANGIBLES:     These identifiable intangible assets are software technology assets resulting from acquisitions. These assets are amortized using the straight-line method over periods not exceeding their estimated useful lives, which range from five to nine years. The provisions of ASC 350, “Intangibles — Goodwill and Other,” require that intangible assets with estimated useful lives be amortized over their respective estimated useful lives to their residual values, and reviewed for impairment in accordance with ASC 205. Acquisition technology intangibles net book values are included in computer software, net in the accompanying balance sheets. Amortization expenses are charged to cost of services in the Company’s consolidated statements of income.

SOFTWARE DEVELOPMENT COSTS:    In accordance with the provisions of ASC 985, “Software,” software development costs are capitalized once technological feasibility of the software product has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when the Company has completed a detailed program design and has determined that a product can be produced to meet its design specifications, including functions, features and technical performance requirements. Capitalization of costs ceases when the product is generally available to clients. At each balance sheet date, the Company evaluates the unamortized capitalized costs of software development as compared to the net realizable value of the software product which is determined by future undiscounted net cash flows. The amount by which the unamortized software development costs exceed the net realizable value is written off in the period that such determination is made. Software development costs are amortized using the greater of (1) the straight-line method over its estimated useful life, which ranges from three to ten years or (2) the ratio of current revenues to total anticipated revenue over its useful life.

The Company also develops software that is used internally. These software development costs are capitalized based upon the provisions of ASC 350. Internal-use software development costs are capitalized once: (1) the preliminary project stage is completed, (2) management authorizes and commits to funding a computer software project, and (3) it is probable that the project will be completed and the software will be used to perform the function intended. Costs incurred prior to meeting the qualifications are expensed as incurred. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Internal-use software development costs are amortized using an estimated useful life of three to five years. Software development costs may become impaired in situations where development efforts are abandoned due to the viability of the planned project becoming doubtful or due to technological obsolescence of the planned software product.

CONTRACT ACQUISITION COSTS:    The Company capitalizes contract acquisition costs related to signing or renewing long-term contracts. The Company capitalizes internal conversion costs in accordance with the provisions of Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition” and ASC 605, “Revenue Recognition.” The capitalization of costs related to cash payments for rights to provide processing services is capitalized in accordance with the provisions of ASC 605. All costs incurred prior to a signed agreement are expensed as incurred.

Contract acquisition costs are amortized using the straight-line method over the expected customer relationship (contract term) beginning when the client’s cardholder accounts are converted and producing revenues. The amortization of contract acquisition costs associated with cash payments for client incentives is included as a reduction of revenues in the Company’s consolidated statements of income. The amortization of contract acquisition costs associated with conversion activity is recorded as cost of services in the Company’s consolidated statements of income.

The Company evaluates the carrying value of contract acquisition costs associated with each customer for impairment on the basis of whether these costs are fully recoverable from either contractual minimum fees (contractual costs) or from expected undiscounted net operating cash flows of the related contract (cash incentives paid). The determination of expected undiscounted net operating cash flows requires management to make estimates. These costs may become impaired with the loss of a contract, the financial decline of a client, termination of conversion efforts after a contract is signed, diminished prospects for current clients or if the Company’s actual results differ from its estimates of future cash flows. The amount of the impairment is written off in the period that such a determination is made.

EQUITY INVESTMENTS:    TSYS’ 49% investment in Total System Services de México, S.A. de C.V. (TSYS de México), an electronic payment processing support operation located in Toluca, Mexico, is accounted for using the equity method of accounting, as is TSYS’ 44.56% investment in China UnionPay Data Co., Ltd. (CUP Data) headquartered in Shanghai, China. TSYS’ equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments.

GOODWILL:    Goodwill results from the excess of cost over the fair value of net assets of businesses acquired.

Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually in accordance with the provisions of ASC 350. ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 205.

The portion of the difference between the cost of an investment and the amount of underlying equity in net assets of an equity method investee that is recognized as goodwill in accordance with the provisions of ASC 323, “Investments — Equity Method and Joint Ventures,” shall not be amortized. However, equity method goodwill shall not be reviewed for impairment in accordance with ASC 350, but instead should continue to be reviewed for impairment in accordance with paragraph 19(h) of ASC 323. Equity method goodwill, which is not reported as goodwill in the Company’s consolidated balance sheet, but is reported as a component of the equity investment, was $50.6 million at December 31, 2011.

At December 31, 2011, the Company had goodwill in the amount of $355.5 million. The Company performed its annual impairment analyses of its goodwill balance, and these tests did not indicate any impairment for the periods ended December 31, 2011, 2010 and 2009, respectively.

OTHER INTANGIBLE ASSETS:    Identifiable intangible assets relate primarily to customer relationships, covenants-not-to-compete, trade names and trade associations resulting from acquisitions. These identifiable intangible assets are amortized using the straight-line method over periods not exceeding the estimated useful lives, which range from three to ten years. ASC 350 requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 205. Amortization expenses are charged to selling, general and administrative expenses in the Company’s consolidated statements of income.

FAIR VALUES OF FINANCIAL INSTRUMENTS:     The Company uses financial instruments in the normal course of its business. The carrying values of cash equivalents, accounts receivable, accounts payable, accrued salaries and employee benefits, and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities. The fair value of the Company’s long-term debt and obligations under capital leases is not significantly different from its carrying value.

Investments in equity investments are accounted for using the equity method of accounting and pertain to privately held companies for which fair value is not readily available. The Company believes the fair values of its investments in equity investments exceed their respective carrying values.

IMPAIRMENT OF LONG-LIVED ASSETS:    In accordance with ASC 205, the Company reviews long-lived assets, such as property and equipment and intangibles subject to amortization, including contract acquisition costs and certain computer software, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If upon a triggering event the Company determines that the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

TRANSACTION PROCESSING PROVISIONS:    The Company has recorded an accrual for contract contingencies (performance penalties) and processing errors. A significant number of the Company’s contracts with large clients contain service level agreements which can result in TSYS incurring performance penalties if contractually required service levels are not met. When providing for these accruals, the Company takes into consideration such factors as the prior history of performance penalties and processing errors incurred, actual contractual penalties inherent in the Company’s contracts, progress towards milestones and known processing errors not covered by insurance.

These accruals are included in other current liabilities in the accompanying consolidated balance sheets. Increases and decreases in transaction processing provisions are charged to cost of services in the Company’s consolidated statements of income, and payments or credits for performance penalties and processing errors are charged against the accrual.

REDEEMABLE NONCONTROLLING INTEREST:     In connection with the 2010 acquisition of TMS, the Company was a party to call and put arrangements with respect to the membership units that represented the remaining noncontrolling interest of FNMS Holding. The call arrangement was exercisable by TSYS and the put arrangement was exercisable by FNBO. The put arrangement was outside the control of the Company by requiring the Company to purchase FNBO’s entire equity interest in FNMS Holding at a put price at fair market value. The put arrangement was recorded on the balance sheet and was classified as redeemable noncontrolling interest outside of permanent equity.

The call and put arrangements for FNMS Holding, representing 49% of its total outstanding equity interests, could have been exercised at the discretion of TSYS or FNBO on April 1, 2015, 2016 and 2017, upon the dilution of FNBO’s equity ownership in FNMS Holding below a designated threshold and in connection with certain acquisitions by TSYS or FNMS Holding in excess of designated value thresholds.

The Company bought the remaining 49% interest for $174.1 million, and paid net cash of $169.6 million ($174.1 million less $4.5 million for a trade name sold). With the purchase, the Company eliminated the redeemable noncontrolling interest of $144.6 million and adjusted the remaining balance through additional paid-in capital and deferred taxes.

NONCONTROLLING INTEREST:    In December 2007, the Financial Accounting Standards Board (FASB) issued authoritative guidance under ASC 810, “Consolidation.” ASC 810 changes the accounting for noncontrolling (minority) interests in consolidated financial statements, including the requirements to classify noncontrolling interests as a component of consolidated shareholders’ equity, the elimination of “minority interest” accounting in results of operations and changes in the accounting for both increases and decreases in a parent’s controlling ownership interest.

Noncontrolling interest in earnings of subsidiaries represents the minority shareholders’ share of the net income or loss of GP Network Corporation (GP Net) and TSYS Managed Services EMEA Ltd. (TSYS Managed Services). The noncontrolling interest in the consolidated balance sheet reflects the original investment by these shareholders in GP Net and TSYS Managed Services, their proportional share of the earnings or losses and their proportional share of net gains or losses resulting from the currency translation of assets and liabilities of GP Net and TSYS Managed Services. TSYS has adopted the accounting policy to recognize gains or losses on equity transactions of a subsidiary as a capital transaction.

RESERVE FOR MERCHANT LOSSES:    The Company has potential liability for losses resulting from disputes between a cardholder and a merchant that arise as a result of, among other things, the cardholder’s dissatisfaction with merchandise quality or merchant services. Such disputes may not be resolved in the merchant’s favor. In these cases, the transaction is “charged back” to the merchant, which means the purchase price is refunded to the customer by the card-issuing bank and charged to the merchant. If the merchant is unable to fund the refund, TSYS must do so. TSYS also bears the risk of reject losses arising from the fact that TSYS collects fees from its merchants on the first day after the monthly billing period. If the merchant has gone out of business during such period, TSYS may be unable to collect such fees. TSYS maintains cash deposits or requires the pledge of a letter of credit from certain merchants, generally those with higher average transaction size where the card is not present when the charge is made or the product or service is delivered after the charge is made, in order to offset potential contingent liabilities such as chargebacks and reject losses that would arise if the merchant went out of business. Most chargeback and reject losses are charged to cost of services as they are incurred. However, the Company also maintains a reserve against losses, including major fraud losses, which are both less predictable and involve larger amounts. The loss reserve was established using historical loss rates, applied to recent bankcard processing volume. At December 31, 2011, the Company had a merchant loss reserve in the amount of $397,000.

FOREIGN CURRENCY TRANSLATION:    The Company maintains several different foreign operations whose functional currency is their local currency. Foreign currency financial statements of the Company’s Mexican and Chinese equity investments, the Company’s wholly owned subsidiaries and the Company’s majority owned subsidiaries, as well as the Company’s division and branches in the United Kingdom and China, are translated into U.S. dollars at current exchange rates, except for revenues, costs and expenses, and net income which are translated at the average exchange rates for each reporting period. Net gains or losses resulting from the currency translation of assets and liabilities of the Company’s foreign operations, net of tax when applicable, are accumulated in a separate section of shareholders’ equity titled accumulated other comprehensive income (loss). Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

COMPREHENSIVE INCOME:    The provisions of ASC 220, “Comprehensive Income,” require companies to display, with the same prominence as other financial statements, the components of comprehensive income (loss). TSYS displays the items of other comprehensive income (loss) in its consolidated statements of equity and comprehensive income.

TREASURY STOCK:    The Company uses the cost method when it purchases its own common stock as treasury shares or issues treasury stock upon option exercises and displays treasury stock as a reduction of shareholders’ equity.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:    ASC 815, “Derivatives and Hedging” requires that all derivative instruments be recorded on the balance sheet at their respective fair values. The Company did not have any outstanding derivative instruments or hedging transactions at December 31, 2011.

REVENUE RECOGNITION:    The Company’s North America and International Services revenues are derived from long-term processing contracts with financial and nonfinancial institutions and are generally recognized as the services are performed. Payment processing services revenues are generated primarily from charges based on the number of accounts on file, transactions and authorizations processed, statements mailed, cards embossed and mailed and other processing services for cardholder accounts on file. Most of these contracts have prescribed annual revenue minimums. Processing contracts generally range from three to ten years in length and provide for penalties for early termination.

The Company’s merchant services revenues are derived from long-term processing contracts with large financial institutions and other merchant acquirers which generally range from three to eight years and provide for penalties for early termination. Merchant services revenues are generated primarily from processing all payment forms including credit, debit, electronic benefits transfer and check truncation for merchants of all sizes across a wide array of retail market segments. The products and services offered include authorization and capture of electronic transactions, clearing and settlement of electronic transactions, information reporting services related to electronic transactions, merchant billing services, and point-of-sale terminal sales and services. Revenue is recognized for merchant services as those services are performed, primarily on a per unit basis. Revenues on point-of-sale terminal equipment are recognized upon the transfer of ownership and shipment of product.

The Company recognizes revenues in accordance with the provisions of SAB No. 104. SAB No. 104 sets forth guidance as to when revenue is realized or realizable and earned when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been performed; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured.

The Company evaluates its contractual arrangements that provide services to clients through a bundled sales arrangement in accordance with the provisions of ASC 605. ASC 605 addresses the determination of whether an arrangement involving more than one deliverable contains more than one unit of accounting and how the arrangement consideration should be measured and allocated to the separate units of accounting.

A deliverable in multiple element arrangements indicates any performance obligation on the part of the seller and includes any combination of obligations to perform different services, grant licenses or other rights. Revenue is allocated to the separate units of accounting in a multiple element arrangement based on relative fair values, provided the delivered element has standalone value to the customer and delivery of any undelivered items is probable and substantially within the Company’s control. Evidence of fair value must be objective and reliable. An item has value to the customer on a standalone basis if it is sold separately by any vendor or the customer could resell the deliverable on a standalone basis.

In regards to taxes assessed by a governmental authority imposed directly on a revenue producing transaction, the Company reports its revenues on a net basis.

REIMBURSABLE ITEMS:    Reimbursable items consist of out-of-pocket expenses which are reimbursed by the Company’s clients. These expenses consist primarily of postage, access fees and third party software. The Company accounts for reimbursable items in accordance with the provisions of ASC 605.

SHARE-BASED COMPENSATION:    In December 2004, the FASB issued authoritative guidance under ASC 718, “Compensation — Stock Compensation.” ASC 718 establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. This Statement requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award.

ASC 718 is effective for all awards granted on or after January 1, 2006, and to awards modified, repurchased or cancelled after that date. ASC 718 requires the Company to recognize compensation costs for the nonvested portion of outstanding share-based compensation granted in the form of stock options based on the grant-date fair value of those awards calculated under the provisions of ASC 718, for pro forma disclosures. Share-based compensation expenses include the impact of expensing the fair value of stock options, as well as expenses associated with nonvested shares. TSYS adopted the provisions of ASC 718 effective January 1, 2006 using the modified-prospective-transition method.

ASC 718 requires companies to estimate forfeitures when recognizing compensation cost. The estimate of forfeitures will be adjusted by the Company as actual forfeitures differ from its estimates, resulting in compensation cost only for those awards that actually vest. The effect of the change in estimated forfeitures is recognized as compensation costs in the period the change in estimate occurred. In estimating its forfeiture rate, the Company stratified its data based upon historical experience to determine separate forfeiture rates for the different award grants. The Company currently estimates a forfeiture rate for existing stock option grants to TSYS non-executive employees, and a forfeiture rate for other TSYS share-based awards. Currently, TSYS estimates a forfeiture rate in the range of 0% to 10.0%.

The Company has issued its common stock to directors and to certain employees under nonvested awards. The market value of the common stock at the date of issuance is recognized as compensation expense over the vesting period of the awards. For nonvested award grants that have pro rata vesting, the Company recognizes compensation expense using the straight-line method over the vesting period of the award.

LEASES:    The Company is obligated under noncancelable leases for computer equipment and facilities. As these leases expire, they will be evaluated and renewed or replaced by similar leases based on need. A lease is an agreement conveying the right to use property, plant, or equipment (land and/or depreciable assets) usually for a stated period of time. For purposes of applying the accounting and reporting standards, leases are classified from the standpoint of the lessee as capital or operating leases. The provisions of ASC 840, “Leases,” establish standards of financial accounting and reporting for leases by lessees and lessors. If at inception a lease meets one or more of the following four criteria, the lease shall be classified as a capital lease by the lessee: (a) the lease transfers ownership of the property to the lessee by the end of the lease term; (b) the lease contains a bargain purchase option; (c) the lease term is equal to 75% or more of the estimated economic life of the leased property; and (d) the present value at the beginning of the lease term of the minimum lease payments equals or exceeds 90% of the fair value of the leased property. If the lease does not meet one or more of the criteria, it shall be classified as an operating lease.

Rental payments on operating leases are charged to expense over the lease term. If rental payments are not made on a straight-line basis, rental expense nevertheless shall be recognized on a straight-line basis unless another systematic and rational basis is more representative of the time pattern in which use benefit is derived from the leased property, in which case that basis shall be used.

Certain of the Company’s operating leases are for office space. The Company will make various alterations (leasehold improvements) to the office space and capitalize these costs as part of property and equipment. Leasehold improvements are amortized on a straight-line basis over the useful life of the improvement or the term of the lease, whichever is shorter.

ADVERTISING:    Advertising costs, consisting mainly of advertising in trade publications, are expensed as incurred or the first time the advertising takes place. Advertising expense for 2011, 2010 and 2009 was $813,000, $690,000 and $327,000, respectively.

INCOME TAXES:    Income taxes reflected in TSYS’ consolidated financial statements are computed based on the taxable income of TSYS and its affiliated subsidiaries. A consolidated U.S. federal income tax return is filed for TSYS and its majority owned U.S. subsidiaries through the year ended December 31, 2011. Income tax returns are also filed in foreign jurisdictions where TSYS has a foreign affiliate.

The Company accounts for income taxes in accordance with the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Reserves against the carrying value of a deferred tax asset are established when necessary to reflect the decreased likelihood of realization of a deferred asset in the future. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax provisions require the use of management judgments, which are subject to challenge by various taxing authorities. Contingency reserves are periodically established where the amount of the contingency can be reasonably determined and is likely to occur. Reductions in contingency reserves are recognized when tax disputes are settled or examination periods lapse.

Significant estimates used in accounting for income taxes relate to the determination of taxable income, the determination of temporary differences between book and tax bases, as well as estimates on the realizability of tax credits and net operating losses.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the consolidated statements of income.

TSYS adopted the authoritative guidance under ASC 740, “Income Taxes,” on January 1, 2007. This interpretation prescribed a recognition threshold and measurement attribute for the financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return.

EARNINGS PER SHARE:    In June 2008, the FASB issued authoritative guidance under ASC 260, “Earnings Per Share.” The guidance under ASC 260 holds that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are “participating securities” as defined in ASC 260, and therefore should be included in computing earnings per share (EPS) using the two-class method.

The two-class method is an earnings allocation method for computing EPS when an entity’s capital structure includes two or more classes of common stock or common stock and participating securities. It determines EPS based on dividends declared on common stock and participating securities and participation rights of participating securities in any undistributed earnings. The guidance under ASC 260 was effective for reporting periods beginning after December 15, 2008.

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted EPS is calculated to reflect the potential dilution that would occur if stock options or other contracts to issue common stock were exercised. Diluted EPS is calculated by dividing net income by weighted average common and common equivalent shares outstanding. Common equivalent shares are calculated using the treasury stock method.

RECLASSIFICATIONS:    Certain reclassifications have been made to the 2010 and 2009 financial statements to conform to the presentation adopted in 2011.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
NOTE 2	Discontinued Operations

The Company sold certain assets and liabilities of TPOS on September 30, 2010. The sale of certain assets and liabilities of TPOS was the result of management’s decision during the third quarter of 2010 to divest non-strategic businesses and focus resources on core products and services. The Company had a pre-tax goodwill impairment of $2.2 million (approximately $1.5 million after-tax) related to TPOS, which was included in discontinued operations as part of the sale. This transaction resulted in the assumed lease of its Sacramento, California, facility and the closure of its Columbus, Georgia-based distribution center.

TSYS will continue to use the buyer in a referral arrangement for customers who approach TSYS Acquiring Solutions for terminal services, and will also subcontract existing relationships to the buyer for a period no longer than two years. However, TSYS will not have significant continuing involvement after the sale to the buyer.

TPOS was neither a significant component of the Merchant Services segment, nor TSYS’ consolidated results.

The Company sold TDM on August 31, 2009. The sale of the TDM business was the result of management’s decision to divest non-strategic businesses and focus resources on core products and services. TDM was part of the North America Services segment.

In accordance with the provisions of ASC 205, the Company determined the TPOS business became a discontinued operation in the third quarter of 2010 and the TDM business became a discontinued operation in the first quarter of 2009.

The following table presents the summarized results of discontinued operations for the years ended December 31, 2010 and 2009:

(in thousands)	2010	2009
Total revenues	$7,430	181,060

Operating loss	$(1,840)	(4,890)

Income taxes	$(621)	(1,626)

Loss from discontinued operations, net of tax	$(1,243)	(3,219)

Loss on disposition, net of tax	$(2,002)	(3,325)

The Consolidated Statements of Cash Flows include TPOS and TDM through the respective dates of disposition.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement
NOTE 3	Fair Value Measurement

ASC 820, “Fair Value Measurements and Disclosure,” requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant level of inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 — Quoted prices for identical assets and liabilities in active markets.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs for the asset or liability.

Goodwill and certain intangible assets not subject to amortization are assessed annually for impairment in the second quarter of each year using fair value measurement techniques. Specifically, goodwill impairment is determined using a two-step test. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit (RU) with its book value, including goodwill. If the fair value of the RU exceeds its book value, goodwill is considered not impaired and the second step of the impairment test is unnecessary. If the book value of the RU exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the RU’s goodwill with the book value of that goodwill. If the book value of the RU’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The fair value of the RU is allocated to all of the assets and liabilities of that unit as if the RU had been acquired in a business combination and the fair value of the RU was the purchase price paid to acquire the RU.

The estimate of fair value of the Company’s RUs is determined using various valuation techniques, including using an equally weighted combination of the market approach and the income approach. The market approach, which contains Level 2 inputs, utilizes readily available market valuation multiples to estimate fair value. The income approach is a valuation technique that utilizes the discounted cash flow (DCF) method, which includes Level 3 inputs. Under the DCF method, the fair value of the RU reflects the present value of the projected earnings that will be generated by each RU after taking into account the revenues and expenses associated with the asset, the relative risk that the cash flows will occur, the contribution of other assets, and an appropriate discount rate to reflect the value of the invested capital. Cash flows are estimated for future periods based upon historical data and projections by management.

At December 31, 2011, the Company had recorded goodwill in the amount of $355.5 million. The Company performed its annual impairment tests of its unamortized goodwill balance as of May 31, 2011, and these tests did not indicate any impairment. The fair value of the RUs substantially exceeds the carrying value.

The fair value of the Company’s long-term debt and obligations under capital leases is not significantly different from its carrying value.

Relationships with Affiliated Companies	12 Months Ended
Dec. 31, 2011
Relationships with Affiliated Companies
NOTE 4	Relationships with Affiliated Companies

The Company provides electronic payment processing and other services to the Company’s equity investments, TSYS de México and CUP Data.

The foregoing related party services are performed under contracts that are similar to its contracts with unrelated third party customers. The Company believes the terms and conditions of transactions between the Company and these related parties are comparable to those which could have been obtained in transactions with unaffiliated parties.

Through its related party transactions, TSYS generates accounts receivable and liability accounts with TSYS de México and CUP Data. At December 31, 2011, the Company had an accounts receivable balance of $9,700 associated with related parties. At December 31, 2011, the Company had an accounts payable balance of $32,400 associated with related parties.

The table below details revenues derived from affiliated companies for the years ended December 31, 2011, 2010 and 2009:

(in thousands)	2011	2010	2009
Total revenues:
CUP Data	$136	130	75
TSYS de México	62	51	51

Total revenues	$198	181	126

The Company and TSYS de México are parties to an agreement where TSYS de México provides processing support to the Company. Processing support fees paid to TSYS de México were $168,000, $149,000 and $147,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents
NOTE 5	Cash and Cash Equivalents

Cash and cash equivalent balances at December 31 are summarized as follows:

(in thousands)	2011	2010
Cash and cash equivalents in domestic accounts	$263,853	347,734
Cash and cash equivalents in foreign accounts	52,484	47,061

Total	$316,337	394,795

The Company maintains operating accounts outside the United States denominated in currencies other than the U.S. dollar. All amounts in domestic accounts are denominated in U.S. dollars.

At December 31, 2011 and 2010, the Company had $22.0 million and $29.9 million, respectively, of cash and cash equivalents in Money Market accounts that had an original maturity date of 90 days or less. The Company considers cash equivalents to be short-term, highly liquid investments that are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of change in interest rates.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets
NOTE 6	Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets at December 31 are summarized as follows:

(in thousands)	2011	2010
Prepaid expenses	$20,917	15,421
Supplies inventory	10,053	7,138
Income taxes receivable	126	12,977
Other	41,335	42,312

Total	$72,431	77,848

Property and Equipment, net	12 Months Ended
Dec. 31, 2011
Property and Equipment, net
NOTE 7	Property and Equipment, net

Property and equipment balances at December 31 are as follows:

(in thousands)	2011	2010
Computer and other equipment	$248,592	230,773
Buildings and improvements	230,797	227,881
Furniture and other equipment	127,425	125,627
Land	16,794	16,729
Other	130	16,461

Total property and equipment	623,738	617,471
Less accumulated depreciation and amortization	357,130	317,369

Property and equipment, net	$266,608	300,102

Depreciation and amortization expense related to property and equipment was $49.3 million, $50.1 million and $50.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Depreciation expense includes amounts for equipment acquired under capital lease. The decrease in other property and equipment assets for 2011 as compared to 2010 is primarily due to the Company’s reclassification of assets from construction in progress to other noncurrent assets.

Computer Software, net	12 Months Ended
Dec. 31, 2011
Computer Software, net
NOTE 8	Computer Software, net

Computer software at December 31 is summarized as follows:

(in thousands)	2011	2010
Licensed computer software	$423,100	403,115
Software development costs	283,452	265,029
Acquisition technology intangibles	76,055	75,891

Total computer software	782,607	744,035

Less accumulated amortization:
Licensed computer software	309,571	275,145
Software development costs	208,781	183,853
Acquisition technology intangibles	49,011	38,613

Total accumulated amortization	567,363	497,611

Computer software, net	$215,244	246,424

TSYS acquired 51% ownership in TMS in April 2010. TSYS acquired the remaining 49% interest in TMS in January 2011. The Company allocated approximately $20.3 million to acquisition technology intangibles during 2010. Refer to Note 24 for more information on TMS.

Amortization expense related to licensed computer software costs was $37.1 million, $33.4 million and $31.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense includes amounts for computer software acquired under capital lease. Amortization of software development costs was $24.4 million, $23.1 million and $20.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense related to acquisition technology intangibles was $10.3 million for 2011, $9.9 million for 2010 and $6.9 million for 2009.

During the year ended December 31, 2011, the Company recognized an impairment loss of $960,000 related to the Japan Retail Gift program.

The weighted average useful life for each component of computer software, and in total, at December 31, 2011, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.6
Software development costs	6.0
Acquisition technology intangibles	6.9

Total	5.9

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2011 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2012	$38,573	38,456	9,319
2013	30,891	14,968	7,665
2014	22,125	11,135	5,873
2015	15,287	7,302	2,828
2016	6,349	1,892	1,359

Contract Acquisition Costs, net	12 Months Ended
Dec. 31, 2011
Contract Acquisition Costs, net
NOTE 9	Contract Acquisition Costs, net

Significant components of contract acquisition costs at December 31 are summarized as follows:

(in thousands)	2011	2010
Conversion costs, net	$88,765	80,521
Payments for processing rights, net	74,222	85,730

Total	$162,987	166,251

Amortization related to payments for processing rights, which is recorded as a reduction of revenues, was $15.9 million, $17.7 million and $25.5 million for 2011, 2010 and 2009, respectively.

Amortization expense related to conversion costs was $18.8 million, $17.5 million and $17.8 million for 2011, 2010 and 2009, respectively.

During the year ended December 31, 2011, the Company recognized an impairment loss related to payments for processing rights of $750,000 and an impairment loss related to conversion costs of $49,000.

The weighted average useful life for each component of contract acquisition costs, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	9.6
Conversion costs	7.4

Total	8.6

Estimated future amortization expense on payments for processing rights and conversion costs as of December 31, 2011 for the next five years is:

(in thousands)	Payments for Processing Rights	Conversion Costs
2012	$14,742	17,825
2013	14,355	18,115
2014	12,289	15,906
2015	8,429	13,838
2016	8,608	11,149

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
NOTE 10	Goodwill

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet, an Atlanta-based merchant acquirer, for $42 million in cash. The Company has allocated approximately $28.9 million to goodwill. Refer to Note 24 for more information on TermNet.

In May 2011, TSYS made a payment of $6.0 million of contingent merger consideration in connection with the purchase of Infonox on the Web (Infonox), which was accounted for under Statement of Financial Accounting Standard No. 141 (SFAS No. 141), “Business Combinations.” The payment of the contingent merger consideration by TSYS was recorded as goodwill.

On April 1, 2010, TSYS acquired 51% ownership of TMS for approximately $150.5 million. TSYS acquired the remaining 49% interest in TMS on January 1, 2011 for approximately $174.1 million. The Company has allocated approximately $155.5 million to goodwill. Refer to Note 24 for more information on TMS.

With the sale of certain assets and liabilities of TPOS in 2010, the Company incurred a pre-tax goodwill impairment of $2.2 million (approximately $1.5 million after-tax), which is included in loss on discontinued operations, net of tax. TPOS was not a significant component to the Merchant Services segment.

The gross amount and accumulated impairment loss of goodwill at December 31, 2011 and 2010 is as follows:

	2011
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,369	253,740	$357,723
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,369	251,515	$355,498

	2010
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,188	218,822	$322,624
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,188	216,597	$320,399

In 2010, the Company sold certain assets and liabilities of TPOS, for which the Company had a pre-tax goodwill impairment of $2.2 million and is included in discontinued operations as part of the sale.

The changes in the carrying amount of goodwill at December 31, 2011 and 2010 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	Consolidated
Balance as of December 31, 2009	$70,614	34,181	61,101	$165,896
TMS purchase price allocation	—	—	155,496	155,496
Currency translation adjustments	—	(993)	—	(993)

Balance as of December 31, 2010	70,614	33,188	216,597	320,399
TermNet purchase price allocation	—	—	28,918	28,918
Infonox additional purchase consideration	—	—	6,000	6,000
Currency translation adjustments	—	181	—	181

Balance as of December 31, 2011	$70,614	33,369	251,515	$355,498

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments
NOTE 11	Equity Investments

The Company has an equity investment with Promocíón y Operación, S.A. de C.V. and records its 49% ownership using the equity method of accounting. The operation, TSYS de México, prints statements and provides card-issuing support services to the equity investment clients and others.

The Company has an equity investment with China UnionPay Co., Ltd.(CUP) and records its 44.56% ownership using the equity method of accounting. CUP is sanctioned by the People’s Bank of China, China’s central bank, and has become one of the world’s largest and fastest-growing payments networks. CUP Data currently provides transaction processing, disaster recovery and other services for banks and bankcard issuers in China.

TSYS’ equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments. TSYS believes the carrying value approximates the underlying assets of the equity investments.

TSYS’ equity in income of equity investments (net of tax) for the years ended December 31, 2011, 2010 and 2009 was $8.7 million, $7.1 million and $7.0 million, respectively.

A summary of TSYS’ equity investments at December 31 is as follows:

(in thousands)	2011	2010
CUP Data	$76,110	70,479
TSYS de México	6,814	6,648

Total	$82,924	77,127

Other Intangible Assets, net	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, net
NOTE 12	Other Intangible Assets, net

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet, an Atlanta-based merchant acquirer, for $42 million in cash. The Company allocated approximately $11.7 million to other intangible assets as part of the purchase price allocation to customer relationships, channel relationships and covenant-not-to-compete. Refer to Note 24 for more information on TermNet.

In April 2010, TSYS acquired 51% ownership in TMS. TSYS acquired the remaining 49% interest in January 2011. The Company allocated approximately $80.5 million to other intangible assets as part of the purchase price allocation to customer relationships, trade name and trade association. Refer to Note 24 for more information on TMS.

Significant components of other intangible assets at December 31 are summarized as follows:

	2011
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$106,312	(34,899)	$71,413
Trade association	10,000	(1,750)	8,250
Trade name	2,024	(2,024)	—
Channel relationships	1,600	(107)	1,493
Covenants-not-to-compete	1,140	(1,046)	94

Total	$121,076	(39,826)	$81,250

	2010
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$93,727	(22,859)	$70,868
Trade association	10,000	(750)	9,250
Trade name	6,031	(3,031)	3,000
Covenants-not-to-compete	1,000	(1,000)	—

Total	$110,758	(27,640)	$83,118

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was $13.2 million, $11.2 million and $3.4 million for 2011, 2010 and 2009, respectively.

The weighted average useful life for each component of other intangible assets, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	10.0
Trade association	10.0
Customer relationships	7.9
Trade name	2.8
Covenant-not-to-compete	2.7

Total	8.0

Estimated future amortization expense on other intangible assets as of December 31, 2011 for the next five years is:

(in thousands)
2012	$14,145
2013	12,848
2014	12,575
2015	11,896
2016	11,766

Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Long-term Debt and Capital Lease Obligations
NOTE 13	Long-term Debt and Capital Lease Obligations

In December 2010, the Company obtained a $39.8 million note payable from a third-party vendor related to financing the purchase of distributed systems software.

On December 21, 2007, the Company entered into a Credit Agreement with Bank of America N.A., as Administrative Agent, The Royal Bank of Scotland plc, as Syndication Agent, and the other lenders. The Credit Agreement provides for a $168 million unsecured five year term loan to the Company and a $252 million five year unsecured revolving credit facility. The principal balance of loans outstanding under the credit facility bears interest at a rate of the London Interbank Offered Rate (LIBOR) plus an applicable margin of 0.60%. The applicable margin could vary within a range from 0.27% to 0.725% depending on changes in the Company’s corporate credit rating which is currently a “BBB” investment grade rating from Standard and Poors. Interest is paid on the last date of each interest period; however, if the period exceeds three months, interest is paid every three months after the beginning of such interest period. In addition, the Company is to pay each lender a fee in respect of the amount of such lender’s commitment under the revolving credit facility (regardless of usage), ranging from 0.08% to 0.15% (currently 0.10%) depending on the Company’s corporate credit rating.

The Company is not required to make any scheduled principal payments other than payment of the entire outstanding balance on December 21, 2012. The Company may prepay the revolving credit facility and the term loan in whole or in part at any time without premium or penalty, subject to reimbursement of the lenders’ customary breakage and redeployment costs in the case of prepayment of LIBOR borrowings. The Credit Agreement includes covenants requiring the Company to maintain certain minimum financial ratios. The Company did not use the revolving credit facility in 2011, 2010 or 2009.

The proceeds will be used for working capital and other corporate purposes, including financing the repurchase by TSYS of its capital stock.

On October 30, 2008, the Company’s International Services segment obtained a credit agreement from a third-party to borrow up to approximately ¥2.0 billion, or $21 million, in a Yen-denominated three-year loan to finance activities in Japan. The rate is LIBOR plus 80 basis points. The Company initially made a draw of ¥1.5 billion, or approximately $15.1 million. In January 2009, the Company made an additional draw down of ¥250 million, or approximately $2.8 million. In April 2009, the Company made an additional draw down of ¥250 million, or approximately $2.5 million. On December 30, 2011, the Company modified its loan to extend the maturity date to November 5, 2014.

In connection with the formation of TSYS Managed Services, TSYS and Merchants, a customer-contact company and a wholly owned subsidiary of Dimension Data, agreed to provide long-term financing to TSYS Managed Services. In November 2011, the Company repaid the TSYS Managed Services loan of £504,000, or approximately $788,000.

In addition, TSYS maintains an unsecured credit agreement with CB&T. The credit agreement has a maximum available principal balance of $5.0 million, with interest at prime. TSYS did not use the credit facility during 2011, 2010 or 2009.

Long-term debt at December 31 consists of:

(in thousands)	2011	2010
LIBOR + 0.60%, unsecured term loan, due December 21, 2012, with principal to be paid at maturity	$168,000	168,000
1.50% note payable, due December 31, 2013, with monthly interest and principal payments	26,703	39,758
LIBOR + 0.80%, unsecured term loan, due November 5, 2014, with principal paid at maturity	25,652	23,937
3.95% note payable, due March 1, 2011, with monthly interest and principal payments	—	1,790
LIBOR + 2.00%, unsecured term loan, due November 16, 2011, with quarterly interest payments and principal to be paid at maturity	—	775

Total debt	220,355	234,260
Less current portion	181,251	39,557

Noncurrent portion of long-term debt	$39,104	194,703

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2011 are summarized as follows:

(in thousands)
2012	$181,251
2013	13,452
2014	25,652
2015	—
2016	—

Capital lease obligations at December 31 consist of:

(in thousands)	2011	2010
Capital lease obligations	$38,852	43,764
Less current portion	14,363	13,191

Noncurrent portion of capital leases	$24,489	30,573

The future minimum lease payments under capital leases at December 31, 2011 are summarized as follows:

(in thousands)
2012	$13,861
2013	12,393
2014	11,910
2015	1,607
2016	302

Total minimum lease payments	40,073
Less amount representing interest	1,221

$38,852

Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities
NOTE 14	Other Current Liabilities

Significant components of other current liabilities at December 31 are summarized as follows:

(in thousands)	2011	2010
Accrued expenses	$40,141	29,999
Deferred revenues	29,707	34,184
Dividends payable	18,913	13,634
Accrued income taxes	5,731	2,920
Transaction processing provisions	5,382	5,221
Client postage deposits	3,562	3,708
Other	22,427	21,374

Total	$125,863	111,040

Equity	12 Months Ended
Dec. 31, 2011
Equity
NOTE 15	Equity

DIVIDENDS:    Dividends on common stock of $53.9 million were paid in 2011, compared to $55.1 million and $55.2 million in 2010 and 2009, respectively.

EQUITY COMPENSATION PLANS:    The following table summarizes TSYS’ equity compensation plans by category; as of December 31, 2011:

(in thousands, except per share data) Plan Category	(a) Number of securities to be issued upon exercise of outstanding options, warrants and rights		(b) Weighted-average exercise price of outstanding options, warrants and rights	(c) Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders	6,082	(1)	$22.04	21,515	(2)
Equity compensation plans not approved by security holders	—		—	—

Total	6,082		$22.04	21,515

(1)	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.2 million shares of nonvested awards which will vest over the remaining years through 2013.
(2)	Includes 21,514,634 shares available for future grants under the Total System Services, Inc. 2002 Long-Term Incentive Plan, 2007 Omnibus Plan and 2008 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.

CHANGES IN TSYS’ OWNERSHIP INTEREST IN SUBSIDIARIES:    TSYS’ subsidiary, GP Net repurchased 400 common shares on December 29, 2011 from its noncontrolling interest. As a result of the transaction, TSYS’ ownership increased to 54.08% from 53.00%. The following table presents the effect on TSYS’ shareholders’ equity from GP Net’s acquisition of treasury shares:

(in thousands)	Year Ended December 31, 2011
Increase in other comprehensive income (OCI)	$28
Increase in additional paid in capital	77

Effect from change in noncontrolling interests	$105

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation
NOTE 16	Share-Based Compensation

General Description of Share-Based Compensation Plans

TSYS has various long-term incentive plans under which the Compensation Committee of the Board of

Directors has the authority to grant share-based compensation to TSYS employees.

Employee stock options granted during or after 2006 (other than performance-based stock options) generally become exercisable at the end of the three-year period and expire ten years from the date of grant. Vesting for stock options granted during or after 2006 (other than performance-based stock options) accelerates upon retirement for plan participants who have reached age 62 and who also have no less than fifteen years of service at the date of their election to retire. For stock options granted in 2006, share-based compensation expense is fully recognized for plan participants upon meeting the retirement eligibility requirements of age and service.

Stock options granted prior to 2006 generally become exercisable at the end of a two to three-year period and expire ten years from the date of grant. Vesting for stock options granted prior to 2006 accelerates upon retirement for plan participants who have reached age 50 and who also have no less than fifteen years of service at the date of their election to retire. Following adoption of ASC 718, share-based compensation expense is recognized in income over the remaining nominal vesting period with consideration for retirement eligibility.

The performance-based stock options awarded to TSYS executives effective April 30, 2010 become exercisable only upon satisfaction of certain performance conditions. Share-based compensation expense is recognized in income based upon the Company’s estimate of the probability of achieving the specified EPS goal. The Company historically issues new shares or uses treasury shares to satisfy share option exercises.

Long-Term Incentive Plans

TSYS maintains the Total System Services, Inc. 2008 Omnibus Plan, Total System Services, Inc. 2007 Omnibus Plan, Total System Services, Inc. 2002 Long-Term Incentive Plan and Total System Services, Inc. 2000 Long-Term Incentive Plan to advance the interests of TSYS and its shareholders through awards that give employees and directors a personal stake in TSYS’ growth, development and financial success. Awards under these plans are designed to motivate employees and directors to devote their best efforts to the business of TSYS. Awards will also help TSYS attract and retain the services of employees and directors who are in a position to make significant contributions to TSYS’ success.

The plans are administered by the Compensation Committee of the Company’s Board of Directors and enable the Company to grant nonqualified and incentive stock options, stock appreciation rights, restricted stock and restricted stock units, performance units or performance shares, cash-based awards, and other stock-based awards.

All stock options must have a maximum life of no more than ten years from the date of grant. The exercise price will not be less than 100% of the fair market value of TSYS’ common stock at the time of grant. Any shares related to awards which terminate by expiration, forfeiture, cancellation, or otherwise without the issuance of such shares, are settled in cash in lieu of shares, or are exchanged with the Committee’s permission, prior to the issuance of shares, for awards not involving shares, shall be available again for grant under the various plans. The aggregate number of shares of TSYS stock which may be granted to participants pursuant to awards granted under the various plans may not exceed the following: Total System Services, Inc. 2008 Omnibus Plan — 17 million shares; Total System Services, Inc. 2007 Omnibus Plan — 5 million shares; Total System Services, Inc. 2002 Long-Term Incentive Plan — 9.4 million shares; and Total System Services, Inc. 2000 Long-Term Incentive Plan — 2.4 million shares. Effective February 1, 2010, no additional awards may be made from the Total System Services, Inc. 2000 Long-Term Incentive Plan.

Share-Based Compensation

TSYS’ share-based compensation costs are included as expenses and classified as cost of services and selling, general and administrative. TSYS does not include amounts associated with share-based compensation as costs capitalized as software development and contract acquisition costs as these awards are typically granted to individuals not involved in capitalizable activities. For the year ended December 31, 2011, share-based compensation was $16.5 million compared to $15.8 million and $16.1 million for the same periods in 2010 and 2009, respectively.

Nonvested Awards:    The Company granted shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued under nonvested stock bonus awards for services to be provided in the future by such officers, and employees. Beginning in 2011, the grants to the Board of Directors were fully vested on the date of grant. The following table summarizes the number of shares granted each year:

	2011	2010	2009
Number of shares	206,040	197,186	513,920
Market value	$3.6 million	$3.1 million	$6.8 million

A summary of the status of TSYS’ nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and the changes during the periods are presented below:

	2011		2010		2009
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	821	$16.91	1,084	$18.60	1,014	$23.46
Granted	206	17.67	197	15.55	514	13.28
Vested	(376)	17.60	(416)	20.63	(414)	23.77
Forfeited/canceled	(33)	15.71	(44)	17.32	(30)	20.34

Outstanding at end of year	618	$16.80	821	$16.91	1,084	$18.60

As of December 31, 2011, there was approximately $5.8 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a remaining weighted average period of 1.6 years.

In March 2011, TSYS authorized a total grant of 263,292 performance shares to certain key executives with a performance based vesting schedule (2011 performance shares). These 2011 performance shares have a 2011-2013 performance period for which the Compensation Committee established two performance goals: compound growth in revenues before reimbursables and income from continuing. The Compensation Committee will certify the attainment level of such goals following the end of 2013, and the number of performance shares that will vest, up to a maximum of 200% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. The Company will estimate the probability of achieving the goals through the performance period and will expense the award on a straight-line basis.

In March 2010, TSYS authorized a total grant of 279,831 performance shares to certain key executives with a performance based vesting schedule (2010 performance shares). These 2010 performance shares have a 2010-2012 performance period for which the Compensation Committee established two performance goals: compound growth in revenues before reimbursables and income from continuing operations using the 2010 annual operating plan as the base. The Compensation Committee will certify the attainment level of such goals following the end of 2012, and the number of performance shares that will vest, up to a maximum of 200% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. The Company will estimate the probability of achieving the goals through the performance period and will expense the award on a straight-line basis.

As of December 31, 2011, there was approximately $4.2 million of total unrecognized compensation cost related to the 2010 and 2011 performance shares compensation arrangement. That cost is expected to be recognized until the end of 2013.

During 2008, TSYS authorized a grant of non-vested awards to two key executives with separate performance vesting schedules. These grants have separate one-year performance periods that vest over five to seven years during each of which the Compensation Committee establishes an earnings per share goal and, if such goal is attained during any performance period, 20% of the performance-based shares will vest, up to a maximum of 100% of the total grant. Compensation expense for each year’s award is measured on the grant date based on the quoted market price of TSYS common stock and is expensed on a straight-line basis for the year.

A summary of the awards authorized in each year is below:

Year of Initial Award	Total Number of Shares Awarded	Potential Number of Performance-Based Shares to be Vested
2011	263,292	263,292	(2014)
2010	279,831	279,831	(2013)
2008	182,816	73,125	(2012-2014)

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and changes during those periods are presented below:

	2011		2010		2009
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	316	$15.65	62	$13.69	62	$23.32
Granted	300	17.63	316	15.65	62	13.69
Vested	(36)	15.61	(62)	13.69	(62)	23.32
Forfeited/canceled	—	—	—	—	—	—

Outstanding at end of year	580	$16.68	316	$15.65	62	$13.69

Stock Option Awards

During 2011, the Company granted stock options to key TSYS executive officers and non-management members of its Board of Directors. During 2010 and 2009, the Company granted stock options to key TSYS executive officers. The grants to key TSYS executive officers were issued under nonvested stock bonus awards for services to be provided in the future by such officers. The grants to the Board of Directors were fully vested on the date of grant. The average fair value of the options granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2011	2010	2009
Number of options granted	716,508	2,176,963	1,047,949
Weighted average exercise price	$17.61	$16.01	$13.11
Risk-free interest rate	2.96%	2.65%	3.19%
Expected volatility	29.98%	30.00%	42.00%
Expected term (years)	8.5	4.9	8.6
Dividend yield	1.59%	1.79%	2.14%
Weighted average fair value	$5.78	$4.11	$5.31

In April 2010, the Company granted 1.4 million stock options to key TSYS executive officers that are performance- and/or market conditions-based. These stock options will vest and become exercisable only if the stock price is at least a specified percentage above the grant date stock price on April 30, 2013 or TSYS reaches a specified EPS goal by December 31, 2012. Given the market conditions component, TSYS evaluated the impact using the Monte Carlo simulation to value these awards and ultimately determined that the impact was minimal. The average fair value of the option grants was $3.48 per option and was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following weighted average assumptions: exercise price of $16.19; risk-free interest rate of 2.07%; expected volatility of 30.0%; expected term of 4.0 years; and dividend yield of 1.79%.

In March 2010, the Company also granted 736,000 stock options to key TSYS executive officers. The average fair value of the option grant was $5.33 per option and was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following weighted average assumptions: exercise price of $15.66; risk-free interest rate of 3.77%; expected volatility of 30.0%; expected term of 8.6 years; and dividend yield of 1.79%. The grant will vest over a period of 3 years.

A summary of TSYS’ stock option activity as of December 31, 2011, 2010 and 2009, and changes during the years ended on those dates is presented below:

	2011		2010		2009
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	8,810	$23.40	6,955	$25.54	6,185	$27.59
Granted	717	17.61	2,177	15.89	1,048	13.11
Exercised	(597)	13.51	(41)	13.11	(1)	1.83
Forfeited/canceled	(2,848)	29.46	(281)	19.83	(277)	24.36

Outstanding at end of year	6,082	$20.61	8,810	$23.40	6,955	$25.54

Options exercisable at year-end	3,122	$25.00	5,712	$27.48	5,357	$28.15

Weighted average fair value of options granted during the year		$5.78		$4.11		$5.31

	Outstanding	Exercisable
Average remaining contractual life (in years)	4.9	4.0

Aggregate intrinsic value (in thousands)	$(6,401)	$(16,967)

Shares Issued for Options Exercised

During 2011, 2010 and 2009, employees of the Company exercised options for shares of TSYS common stock that were issued from treasury. The table below summarizes these stock option exercises by year:

	Options Exercised	Shares Issued from Treasury	Intrinsic Value
2011	597,161	597,161	$3,627,000
2010	41,403	41,403	$90,400
2009	1,205	1,205	$14,300

For awards granted before January 1, 2006 that were not fully vested on January 1, 2006, the Company will record the tax benefits from the exercise of stock options as increases to the “Additional paid-in capital” line item of the Consolidated Balance Sheets. If the Company does recognize tax benefits, the Company will record these tax benefits from share-based compensation costs as cash inflows in the financing section and cash outflows in the operating section in the Statement of Cash Flows. The Company has elected to use the short-cut method to calculate its historical pool of windfall tax benefits.

As of December 31, 2011, there was approximately $4.9 million of total unrecognized compensation cost related to TSYS stock options that is expected to be recognized over a remaining weighted average period of 1.7 years.

Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock
NOTE 17	Treasury Stock

The following table summarizes shares held as treasury stock and their related carrying value:

At December 31, (in thousands)	Number of Treasury Shares	Treasury Shares Cost
2011	12,829	$225,034
2010	6,798	115,449
2009	3,680	69,950

Stock Repurchase Plan

On April 20, 2010, TSYS announced a stock repurchase plan to purchase up to 10 million shares of TSYS stock. The shares may be purchased from time to time over the next two years at prices considered attractive to the Company. On May 3, 2011, TSYS announced that its Board had approved an increase in the number of shares that may be repurchased under its current share repurchase plan from up to 10 million shares to up to 15 million shares of TSYS stock. The expiration date of the plan was also extended to April 30, 2013. Through December 31, 2011, the Company purchased 6.6 million shares for approximately $120.6 million, at an average price of $18.28.Through December 31, 2010, the Company purchased 3.1 million shares for approximately $45.1 million, at an average price of $14.60.

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2011:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2011	—	$—	7,293	7,707
November 2011	—	—	7,293	7,707
December 2011	2,400	19.89	9,693	5,307

Total	2,400	$19.89

Treasury Shares

In 2008, the Compensation Committee approved “share withholding for taxes” for all employee nonvested awards, and also for employee stock options under specified circumstances. The dollar amount of the income tax liability from each exercise is converted into TSYS shares and withheld at the statutory minimum. The shares are added to the treasury account and TSYS remits funds to the Internal Revenue Service to settle the tax liability. During 2011 and 2010, the Company acquired 37,081 shares for approximately $636,000 and 66,553 shares for approximately $1.1 million, respectively, as a result of share withholding for taxes.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)
NOTE 18	Other Comprehensive Income (Loss)

In June 1997, the FASB issued authoritative guidance under ASC 220, which established certain standards for reporting and presenting comprehensive income in the general-purpose financial statements. The purpose of ASC 220 was to report all items that met the definition of “comprehensive income” in a prominent financial statement for the same period in which they were recognized. Comprehensive income includes all changes in owners’ equity that resulted from transactions of the business entity with non-owners.

Comprehensive income is the sum of net income and other items that must bypass the income statement because they have not been realized, including items such as an unrealized holding gain or loss from available for sale securities and foreign currency translation gains or losses. These items are not part of net income, yet are important enough to be included in comprehensive income, giving the user a more comprehensive picture of the organization as a whole. Items included in comprehensive income, but not net income, are reported under the accumulated other comprehensive income section of shareholders’ equity.

Comprehensive income (loss) for TSYS consists of net income, cumulative foreign currency translation adjustments and the recognition of an overfunded or underfunded status of a defined benefit postretirement plan recorded as a component of shareholders’ equity. The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-Tax Amount	Ending Balance
December 31, 2008	$28,322	(43,121)	(8,172)	(34,949)	$(6,627)

Foreign currency translation adjustments	$(5,858)	14,140	1,995	12,145	$6,287
Change in accumulated OCI related to postretirement healthcare plans	(769)	235	80	155	(614)

December 31, 2009	$(6,627)	14,375	2,075	12,300	$5,673

Foreign currency translation adjustments	$6,287	(8,609)	(1,080)	(7,529)	$(1,242)
Change in accumulated OCI related to postretirement healthcare plans	(614)	(1,138)	(409)	(729)	(1,343)

December 31, 2010	$5,673	(9,747)	(1,489)	(8,258)	$(2,585)

Foreign currency translation adjustments	$(1,242)	3,718	2,662	1,056	$(186)
Transfer from noncontrolling interest (NCI)	—	28	—	28	28
Change in accumulated OCI related to postretirement healthcare plans	(1,343)	1,651	595	1,056	(287)

December 31, 2011	$(2,585)	5,397	3,257	2,140	$(445)

Consistent with its overall strategy of pursuing international investment opportunities, TSYS adopted the permanent reinvestment exception under ASC 740, “Income Taxes,” with respect to future earnings of certain foreign subsidiaries. Its decision to permanently reinvest foreign earnings offshore means TSYS will no longer allocate taxes to foreign currency translation adjustments associated with these foreign subsidiaries accumulated in other comprehensive income.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
NOTE 19	Commitments and Contingencies

LEASE COMMITMENTS:    TSYS is obligated under noncancelable operating leases for computer equipment and facilities.

The future minimum lease payments under noncancelable operating leases with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2011, are as follows:

(in thousands)
2012	$86,882
2013	78,946
2014	35,061
2015	9,328
2016	7,257
Thereafter	23,327

Total future minimum lease payments	$240,801

The majority of computer equipment lease commitments come with a renewal option or an option to terminate the lease. These lease commitments may be replaced with new leases which allow the Company to continually update its computer equipment. Total rental expense under all operating leases in 2011, 2010 and 2009 was $97.5 million, $102.1 million and $105.4 million, respectively. Total rental expense under sublease arrangements in 2010 and 2009 was $675,000 and $720,000, respectively. The rental income under sublease arrangements in 2010 and 2009 was $809,000 and $863,000, respectively.

CONTRACTUAL COMMITMENTS:    In the normal course of its business, the Company maintains long-term processing contracts with its clients. These processing contracts contain commitments, including, but not limited to, minimum standards and time frames against which the Company’s performance is measured. In the event the Company does not meet its contractual commitments with its clients, the Company may incur penalties and certain clients may have the right to terminate their contracts with the Company. The Company does not believe that it will fail to meet its contractual commitments to an extent that will result in a material adverse effect on its financial position, results of operations or cash flows.

CONTINGENCIES:    The Company is subject to various legal proceedings and claims and is also subject to information requests, inquiries and investigations arising out of the ordinary conduct of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that TSYS determines to be both probable and reasonably estimable in accordance with ASC 450, “Contingencies.” In the opinion of management, based on current knowledge and in part upon the advise of legal counsel, all matters are believed to be adequately covered by insurance, or, if not covered, the possibility of losses from such matters are believed to be remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

GUARANTEES AND INDEMNIFICATIONS:    The Company has entered into processing and licensing agreements with its clients that include intellectual property indemnification clauses. Under these clauses, the Company generally agrees to indemnify its clients, subject to certain exceptions, against legal claims that TSYS’ services or systems infringe on certain third party patents, copyrights or other proprietary rights. In the event of such a claim, the Company is generally obligated to hold the client harmless and pay for related losses, liabilities, costs and expenses, including, without limitation, court costs and reasonable attorney’s fees. The Company has not made any indemnification payments pursuant to these indemnification clauses.

The Company has not recorded a liability for guarantees or indemnities in the accompanying consolidated balance sheet since the maximum amount of potential future payments under such guarantees and indemnities is not determinable

PRIVATE EQUITY INVESTMENTS: On May 31, 2011, the Company entered into a limited partnership agreement in connection with its agreement to invest in an Atlanta-based venture capital fund focused exclusively on investing in technology-enabled financial services companies. Pursuant to the limited partnership agreement, the Company has committed to invest up to $20 million in the fund so long as its ownership interest in the fund does not exceed 50%. At December 31, 2011, the Company had made investments in the fund of $1.6 million.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
NOTE 20	Income Taxes

The provision for income taxes includes income taxes currently payable and those deferred because of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities.

The components of income tax expense included in the consolidated statements of income were as follows:

	Years Ended December 31,
(in thousands)	2011	2010	2009
Current income tax expense:
Federal	$83,518	98,802	$115,301
State	4,666	4,221	4,311
Foreign	12,922	8,682	6,185

Total current income tax expense	101,106	111,705	125,797

Deferred income tax expense (benefit):
Federal	3,126	(2,970)	(4,210)
State	61	(643)	947
Foreign	(1,696)	(2,004)	(684)

Total deferred income tax expense (benefit)	1,491	(5,617)	(3,947)

Total income tax expense	$102,597	106,088	$121,850

	Years Ended December 31,
(in thousands)	2011	2010	2009
Components of income before income tax expense :
Domestic	$296,475	282,492	$300,388
Foreign	20,076	25,320	40,197

Total income before income tax expense	$316,551	307,812	$340,585

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2011	2010	2009
Computed “expected” income tax expense	$110,793	107,734	119,205
Increase (decrease) in income tax expense resulting from:
International tax rate differential	1,831	(4,376)	1,075
State income tax expense (benefit), net of federal income tax effect	3,164	2,326	3,418
Increase (decrease) in valuation allowance	3,773	2,564	(6,159)
Tax credits	(9,044)	(2,824)	(4,299)
Federal income tax expense resulting from ASC 740 Election	—	—	9,844
Deduction for domestic production activities	(5,524)	—	—
Permanent differences and other, net	(2,396)	664	(1,234)

Total income tax expense	$102,597	106,088	121,850

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability at December 31, 2011 and 2010 relate to the following:

	At December 31,
(in thousands)	2011	2010
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$25,937	19,884
Allowances for doubtful accounts and billing adjustments	1,113	1,304
Deferred revenue	19,031	16,244
Purchase accounting adjustments	15,889	—
Other, net	37,123	33,980

Total deferred income tax assets	99,093	71,412
Less valuation allowance for deferred income tax assets	(19,207)	(15,434)

Net deferred income tax assets	79,886	55,978

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(42,351)	(35,878)
Computer software development costs	(40,339)	(38,797)
Purchase accounting adjustments	—	(1,438)
Foreign currency translation	(6,432)	(3,771)
Other, net	(6,712)	(4,847)

Total deferred income tax liabilities	(95,834)	(84,731)

Net deferred income tax liabilities	$(15,948)	(28,753)

Total net deferred tax assets (liabilities):
Current	$12,872	11,090
Noncurrent	(28,820)	(39,843)

Net deferred income tax liability	$(15,948)	(28,753)

As of December 31, 2011, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carryforwards of $15.5 million, $1.9 million and $8.5 million, respectively. As of December 31, 2010, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carry forwards of $15.3 million, $2.1 million and $2.5 million, respectively. The credits will begin to expire in the year 2012. The net operating losses will begin to expire in the year 2012.

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Management believes it is more likely than not that TSYS will realize the benefits of these deductible differences, net of existing valuation allowances. The valuation allowance for deferred tax assets was $19.2 million and $15.4 million at December 31, 2011 and 2010, respectively. The increase in the valuation allowance for deferred income tax assets was $3.8 million for 2011. The increase in the valuation allowance for deferred income tax assets was $2.6 million for 2010. The increase relates to foreign losses and state tax credits, which, more likely than not, will not be realized in later years.

TSYS has adopted the permanent reinvestment exception under ASC 740, “Income Taxes,” with respect to future earnings of certain foreign subsidiaries. As a result, TSYS considers foreign earnings related to these foreign operations to be permanently reinvested. No provision for U.S. federal and state incomes taxes has been made in our consolidated financial statements for those non-U.S. subsidiaries whose earnings are considered to be reinvested. The amount of undistributed earnings considered to be “reinvested” which may be subject to tax upon distribution was approximately $51.2 million at December 31, 2011. Although TSYS does not intend to repatriate these earnings, a distribution of these non-U.S. earnings in the form of dividends, or otherwise, would subject the Company to both U.S. federal and state income taxes, as adjusted for non-U.S. tax credits, and withholding taxes payable to the various non-U.S. countries. Determination of the amount of any unrecognized deferred income tax liability on these undistributed earnings is not practicable.

TSYS is the parent of an affiliated group that files a consolidated U.S. federal income tax return and most state and foreign income tax returns on a separate entity basis. In the normal course of business, the Company is subject to examinations by these taxing authorities unless statutory examination periods lapse. TSYS is no longer subject to U.S. federal income tax examinations for years before 2008 and with few exceptions, the Company is no longer subject to income tax examinations from state and local or foreign tax authorities for years before 2005. There are currently no federal or foreign tax examinations in progress. However, a number of tax examinations are in progress by the relevant state tax authorities. Although TSYS is unable to determine the ultimate outcome of these examinations, TSYS believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (1):

(in millions)	Year Ended December 31, 2011
Beginning balance	$4.5
Current activity:
Additions based on tax positions related to current year	1.4
Additions for tax positions of prior years	1.4
Reductions for tax positions of prior years	(1.6)
Settlements	—

Net, current activity	1.2

Ending balance	$5.7

(1)	Unrecognized state tax benefits are not adjusted for the federal tax impact.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the consolidated statements of income. Gross accrued interest and penalties on unrecognized tax benefits totaled $0.6 million and $1.1 million as of December 31, 2011 and December 31, 2010, respectively. The total amounts of unrecognized income tax benefits as of December 31, 2011 and December 31, 2010 that, if recognized, would affect the effective tax rates are $5.4 million and $4.2 million (net of the federal benefit on state tax issues), respectively, which includes interest and penalties of $0.5 million and $1.0 million, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
NOTE 21	Employee Benefit Plans

The Company provides benefits to its employees by offering employees participation in certain defined contribution plans. The employee benefit plans through which TSYS provided benefits to its employees during 2011 are described as follows:

TSYS RETIREMENT SAVINGS PLAN:    Beginning in 2010, all qualified plans maintained by TSYS were combined into a single plan, the Retirement Savings Plan, which is designed to reward all team members of TSYS U.S.—based companies with a uniform employer contribution. The terms of the plan provide for the Company to match 100% of the employee contribution up to 4% of eligible compensation. The Company can make discretionary contributions up to another 4% based upon business conditions.

MONEY PURCHASE PLAN:    During 2009, the Company’s employees were eligible to participate in the Total System Services, Inc. Money Purchase Pension Plan, a defined contribution pension plan. The terms of the plan provide for the Company to make annual contributions to the plan equal to 7% of participant compensation, as defined.

401(K) PLAN:    During 2009, the Company’s employees were eligible to participate in the TSYS 401(k) Plan. The terms of the plan allow employees to contribute eligible pretax compensation with a discretionary company contribution up to a maximum of 7% of participant compensation, as defined, based upon the Company’s attainment of certain financial goals.

The Company’s contributions to the plans charged to expense for the years ended December 31 are as follows:

(in thousands)	2011	2010	2009
TSYS Retirement Savings Plan	$15,951	15,430	—
Money Purchase Plan	—	—	19,307
401(k) Plan	—	—	306

STOCK PURCHASE PLAN:    The Company maintains stock purchase plans for employees and directors. Prior to July 2009, the Company made contributions equal to one-half of employee and director voluntary contributions. Beginning in July 2009, the Company changed its contribution to 15% of employee and director voluntary contributions. The funds are used to purchase presently issued and outstanding shares of TSYS common stock on the open market at fair value for the benefit of participants. The Director Stock Purchase Plan was terminated on November 30, 2011. The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)
2011	$1,177
2010	1,260
2009	3,764

POSTRETIREMENT MEDICAL BENEFITS PLAN:    TSYS provides certain medical benefits to qualified retirees through a postretirement medical benefits plan, which is immaterial to the Company’s consolidated financial statements. The measurement of the benefit expense and accrual of benefit costs associated with the plan do not reflect the effects of the 2003 Medicare Act. Additionally, the benefit expense and accrued benefit cost associated with the plan, as well as any potential impact of the effects of the 2003 Medicare Act, are not significant to the Company’s consolidated financial statements.

Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2011
Segment Reporting, including Geographic Area Data and Major Customers
NOTE 22	Segment Reporting, including Geographic Area Data and Major Customers

In June 1997, the FASB issued guidance in accordance with ASC 280, “Segment Reporting.” ASC 280 establishes standards for the way public business enterprises are to report information about operating segments in annual financial statements and requires those enterprises to report selected financial information about operating segments in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic area data and major customers.

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. During 2010, TSYS reorganized its operating segments in a manner that reflects the way the chief operating decision maker (CODM) views the business. The change involved accumulating corporate administration expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations, that existed in all operating segments and categorizing them, and spin-related costs, as Corporate Administration.

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet an Atlanta-based merchant acquirer. TermNet’s financial results are included in the Merchant Services segment.

North America Services includes electronic payment processing services and other services provided from within the North America region. International Services includes electronic payment processing and other services provided from outside the North America region. Merchant Services includes electronic processing and other services provided to merchant acquiring institutions.

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as Information Technology support, that TSYS allocates asymmetrically.

Years ended December 31,
(in thousands)
Operating Segments	2011	2010	2009
Revenues before reimbursable items
North America Services	$809,069	809,012	880,668
International Services	380,129	321,846	322,697
Merchant Services	373,159	337,178	232,262
Intersegment revenues	(21,659)	(25,600)	(28,322)

Revenues before reimbursable items from external customers	$1,540,698	1,442,436	1,407,305

Total revenues
North America Services	$954,550	956,546	1,048,932
International Services	394,831	334,954	337,757
Merchant Services	487,997	458,921	327,055
Intersegment revenues	(28,412)	(32,844)	(36,261)

Revenues from external customers	$1,808,966	1,717,577	1,677,483

Depreciation and amortization
North America Services	$78,155	78,834	84,577
International Services	51,888	40,792	34,791
Merchant Services	36,124	40,298	32,590
Corporate Administration	2,998	3,003	3,690

Total depreciation and amortization	$169,165	162,927	155,648

Segment operating income
North America Services	$253,844	244,989	285,409
International Services	41,408	42,689	57,654
Merchant Services	112,986	102,444	71,437
Corporate Administration	(85,782)	(80,693)	(70,474)

Operating income	$322,456	309,429	344,026

At December 31,	2011	2010	2009
Total assets
North America Services	$1,621,664	1,632,882	1,535,129
International Services	433,203	408,880	379,606
Merchant Services	487,858	460,750	215,855
Intersegment assets	(684,333)	(550,251)	(419,636)

Total assets	$1,858,392	1,952,261	1,710,954

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	At December 31,
(in millions)	2011	2010
United States	$194.8	203.8
Europe	52.4	58.3
Japan	9.7	11.3
Other	9.7	26.7

Totals	$266.6	300.1

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2011	%	2010	%	2009	%
United States	$1,227.8	67.9	$1,204.4	70.1	$1,183.8	70.6
Europe	283.5	15.7	250.2	14.6	269.4	16.1
Canada	171.5	9.5	161.9	9.4	139.7	8.3
Japan	76.3	4.2	61.3	3.6	48.9	2.9
Mexico	7.8	0.4	7.9	0.5	8.1	0.5
Other	42.1	2.3	31.9	1.8	27.6	1.6

Totals	$1,809.0	100.0	$1,717.6	100.0	$1,677.5	100.0

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
United States	$741.5	748.2	859.5	$—	—	—	$486.3	456.2	324.3
Europe	0.7	0.8	0.8	282.8	249.4	268.6	—	—	—
Canada	171.1	161.4	139.2	—	—	—	0.4	0.5	0.5
Japan	—	—	—	76.3	61.3	48.9	—	—	—
Mexico	7.8	7.9	8.1	—	—	—	—	—	—
Other	9.6	9.3	8.7	31.8	21.5	18.1	0.7	1.1	0.8

Totals	$930.7	927.6	1,016.3	$390.9	332.2	335.6	$487.4	457.8	325.6

MAJOR CUSTOMER:    For the years ended December 31, 2011, 2010 and 2009, the Company had one major customer which accounted for approximately $210.9 million, or 11.7%, $221.0 million, or 12.9%, and $217.7 million, or 12.0%, respectively, of total revenues. Revenues from the major customer for the years ended December 31, 2011, 2010 and 2009, respectively, are primarily attributable to the North America Services segment and the Merchant Services segment.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
NOTE 23	Supplemental Cash Flow Information

Nonvested Share Awards

The Company issued shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued in the form of nonvested stock bonus awards for services to be provided in the future by such officers and employees. Beginning in 2011, the grants to the Board of Directors were fully vested on the date of grant. Refer to Note 16 for more information on nonvested share awards.

Equipment and Software Acquired Under Capital Lease Obligations

The Company acquired computer equipment and software under capital lease in the amount of $8.1 million, $14.9 million and $6.7 million in 2011, 2010 and 2009, respectively.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
NOTE 24	Acquisitions

TermNet Merchant Services, Inc.

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet, an Atlanta-based merchant acquirer, for $42 million in cash. TermNet provides merchant services to qualified merchants serving a diverse merchant base of over 18,000 merchants. The acquisition of TermNet expands the Company’s presence in the merchant acquiring industry. The results of operations for TermNet have been included in the Company’s results beginning May 2, 2011, and are included in the Merchant Services segment. The goodwill of $28.9 million recorded arises largely from synergies and economies of scale expected to be realized from combining the operations of TSYS and TermNet. Goodwill recognized in the acquisition of TermNet is not deductible for income tax purposes.

The following table summarizes the consideration paid for TermNet and the recognized amounts of identifiable assets acquired and liabilities assumed effective May 2, 2011:

(in thousands)

Cash and restricted cash	$2,691
Accounts receivable, net	10,253
Other assets	1,516
Identifiable intangible assets	11,740
Goodwill	28,918
Accounts payable	(5,578)
Accrued compensation	(2,683)
Deferred income tax liability	(4,506)
Other liabilities	(351)

Total consideration	$42,000

The fair value of accounts receivable, accounts payable, accrued compensation, and other liabilities approximates the carrying amount of those assets and liabilities at the acquisition date. The fair value of accounts receivable due under agreements with customers is $10.3 million. The gross amount due under the agreements is $10.4 million, of which approximately $100,000 is expected to be uncollectible. Of the $42 million in consideration paid for TermNet, $8.4 million has been placed in escrow for a period of 18 months to secure certain claims that may be brought against the escrowed consideration by TSYS pursuant to the merger agreement. Consideration is contingent and may be returned to the Company pursuant to indemnification commitments made by, in general, the shareholders of TermNet related to, among other things, a breach of the representations and warrantees made in the merger agreement, possible excess merchant chargebacks, and losses arising out of certain asset dispositions and lease terminations. Such indemnification commitments are recognized as a possible asset receivable and measured at fair value. Based upon the probability of various possible outcomes related to the indemnification commitments, TSYS has determined that the fair value of any receivable asset would be immaterial. The maximum amount of contingent consideration returnable to the Company related to certain indemnification commitments made by TermNet is limited to the consideration held in escrow. The maximum amount of contingent consideration returnable to the Company related to fundamental representations and warranties made by TermNet is unlimited.

Identifiable intangible assets acquired in the TermNet acquisition include customer relationships, channel relationships, and non-compete agreements. The identifiable intangible assets had no significant estimated residual value. These intangible assets are being amortized over their estimated useful lives of 2 to 10 years based on the pattern of expected future economic benefit, which approximates a straight-line basis over the useful lives of the assets. The fair value of the acquired identifiable intangible assets of $11.7 million was estimated using the income approach (discounted cash flow and relief from royalty methods) and cost approach. The fair values and useful lives of the identified intangible assets were primarily determined using forecasted cash flows, which included estimates for certain assumptions such as revenues, expenses, attrition rates, and royalty rates. The estimated fair value of identifiable intangible assets acquired in the acquisition of TermNet and the related estimated weighted average useful lives are as follows:

	Fair Value (in millions)	Weighted Average Useful Lives
Customer relationships	$10.0	7.0 years
Channel relationships	1.6	10.0 years
Covenants-not-to-compete	0.1	2.0 years

Total acquired identifiable intangible assets	$11.7	7.3 years

The fair value measurement of the identifiable intangible assets is based on significant inputs that are not observable in the market and therefore, represents a Level 3 measurement as defined in ASC 820. Key assumptions include (a) cash flow projections based on market participant and internal data, (b) a discount rate of 14%, (c) a pre-tax royalty rate range of 3-10%, (d) an attrition rate of 20%, (e) an effective tax rate of 36%, and (f) a terminal value based on a long-term sustainable growth rate of 3%.

In connection with the TermNet acquisition, TSYS incurred $192,000 in acquisition-related costs primarily related to professional legal, finance, and accounting costs. These costs were expensed as incurred and are included in selling, general, and administrative expenses in the income statement for 2011.

TSYS Merchant Solutions

On March 1, 2010, TSYS announced the signing of an Investment Agreement with First National Bank of Omaha (FNBO) to form a new joint venture company, First National Merchant Solutions (FNMS). On January 4, 2011, TSYS announced it had acquired the remaining 49 interest in FNMS, effective January 1, 2011, from FNBO. The entity was rebranded as TSYS Merchant Solutions (TMS).

TMS offers transaction processing, merchant support and underwriting, and business and value-added services, as well as Visa- and MasterCard-branded prepaid cards for businesses of any size.

Under the terms of the Investment Agreement, TSYS acquired 51% ownership of FNMS Holding, LLC (“FNMS Holding”), which owned 100% of FNMS, for approximately $150.5 million, while FNBO owned the remaining 49%. The transaction closed on April 1, 2010.

The goodwill amount of $155.5 million arising from the acquisition consists largely of economies of scale expected to be realized from combining the operations of TSYS and TMS. TMS is included within the Merchant Services segment, and as such, all of the goodwill was assigned to that segment. The goodwill recognized is expected to be deductible for income tax purposes.

The following table summarizes the consideration paid for TMS and the amounts of the assets acquired and liabilities assumed recognized on April 1, 2010 (the acquisition date), as well as the fair value at the acquisition date of the noncontrolling interest in TMS. TSYS assumed no liabilities in connection with the acquisition.

(in thousands)
Consideration:
Cash	$150,450
Equity instruments	—
Contingent consideration arrangement	—

Fair value of total consideration transferred	150,450
Fair value of TSYS’ equity interest in TMS held before the business combination	—

$150,450

Acquisition-related costs (included in selling, general, and administrative expenses in TSYS’ income statement for the twelve months ended December 31, 2010)	$4,130

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,919
Property and equipment	1,788
Software	243
Identifiable intangible assets	100,800
Other assets	1,204
Financial liabilities	—
Liability arising from a contingency	—

Total identifiable net assets	105,954
Noncontrolling interest in TMS	(111,000)
Goodwill	155,496

$150,450

The Investment Agreement includes a contingent right of TSYS to receive a return of consideration paid (“contingently returnable consideration”) if certain specified major customer contracts are terminated or modified prior to the first anniversary of the closing, which has since expired. Contingently returnable consideration is recognized as an asset and measured at fair value. Based upon the probability of outcomes, TSYS determined the fair value of the contingently returnable consideration would approximate zero. The maximum amount of contingently returnable consideration is not significant.

The fair value of the acquired identifiable intangible assets of $100.8 million was estimated using the income approach (discounted cash flow and relief from royalty methods) and cost approach. At the time of the acquisition, TSYS had identified certain intangible assets that are expected to generate future earnings for the Company: customer-related intangible assets (such as customer lists), contract-based intangible assets (such as referral agreements), technology, and trademarks. The useful lives of the identified intangible assets were primarily determined by forecasted cash flows, which include estimates for certain assumptions such as revenues, expenses, attrition rates, and royalty rates. The useful lives of these identified assets ranged from 3 to 10 years and are being amortized on a straight-line basis based upon their estimated pattern of economic benefit.

This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. Key assumptions include (a) cash flow projections based on market participant and internal data, (b) a discount rate range of 4% to 14%, (c) a royalty rate range of 1.5% to 7%, (d) an attrition rate range of 10% to 30%, and (e) an effective tax rate of approximately 36%.

The fair value of the noncontrolling interest in TMS, owned by a private company, was estimated by applying the income and market approaches. In particular, a discounted cash flow method, a guideline companies method, and a recent equity transaction were employed. This fair value measurement is based on significant inputs that are both observable (Level 2) and non-observable (Level 3) in the market as defined in ASC 820. Key assumptions include (a) cash flow projections based on market participant data and developed by Company management, (b) a discount rate range of 12% to 14%, (c) a terminal value based on long-term sustainable growth rates ranging between 3% and 5%, (d) an effective tax rate of approximately 36%, (e) financial multiples of companies deemed to be similar to TMS, and (f) adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in TMS.

With the acquisition of TMS on April 1, 2010, TSYS’ incremented revenue compared to the prior year associated with acquisitions was $32.7 million and $97.7 million for the years ended December 31, 2011 and 2010, respectively. For the years ended December 31, 2011 and 2010, TSYS has included approximately $4.2 million and $12.7 million, respectively, in income netted against acquisition related costs associated with TMS.

Other

On October 1, 2011, TSYS acquired contract-based intangible assets in its Merchant Services segment for $2.6 million. These intangible assets are being amortized on a straight-line basis over their estimated useful lives of five years.

In May 2011, TSYS made a payment of $6.0 million of contingent merger consideration in connection with the purchase of Infonox, which was accounted for under SFAS No. 141. The payment of the contingent merger consideration by TSYS was recorded as goodwill and had no impact on our results of operations.

Pro forma Results of Operations

The pro forma revenue and earnings of TermNet are not material to the consolidated financial statements. The amounts of TMS’ revenue and earnings included in TSYS’ consolidated income statement for the years ended December 31, 2011 and 2010, and the pro forma revenue and earnings of the combined entity had the acquisition date been January 1, 2010 are:

(in thousands)	Revenue	Net Income Attributable to TSYS Common Shareholders	Basic EPS Attributable to TSYS Common Shareholders	Diluted EPS Attributable to TSYS Common Shareholders
Actual from 1/1/2011-12/31/2011	$1,808,966	$220,559	$1.15	$1.15
Actual from 1/1/2010-12/31/2010	$1,717,577	$193,947	$0.99	$0.99
Supplemental pro forma for 1/1/2010-12/31/2010	$1,745,244	$202,242	$1.03	$1.03

Collaborative Arrangement	12 Months Ended
Dec. 31, 2011
Collaborative Arrangement
NOTE 25	Collaborative Arrangement

In January 2009, TSYS adopted the authoritative guidance under ASC 808, “Collaborative Arrangements.” The guidance under ASC 808 is effective for reporting periods beginning after December 15, 2008, and it requires restatement of prior periods for all collaborative arrangements existing as of the effective date.

TSYS has a 45% ownership interest in an enterprise jointly owned with two other entities which operates aircraft for the owners’ internal use. The arrangement allows each entity access to the aircraft and each entity pays for its usage of the aircraft. Each quarter, the net operating results of the enterprise are shared among the owners based on their respective ownership percentage.

TSYS records its usage of the aircraft and its share of net operating results of the enterprise in selling, general and administrative expenses.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
NOTE 26	Earnings Per Share

The following table illustrates basic and diluted EPS under the guidance of ASC 260:

	December 31, 2011		December 31, 2010		December 31, 2009
(in thousands, except per share data)	Common Stock	Participating Securities	Common Stock	Participating Securities	Common Stock	Participating Securities
Basic EPS:
Net income	$220,559		193,947		215,213
Less income allocated to nonvested awards	(805)	805	(959)	959	(1,644)	1,644

Net income allocated to common stock for EPS calculation(a)	$219,754	805	192,988	959	213,569	1,644

Average common shares outstanding(b)	191,239	707	195,378	975	195,623	1,511

Basic EPS(a)/(b)	$1.15	1.14	0.99	0.98	1.09	1.09

Diluted EPS:
Net income	$220,559		193,947		215,213
Less income allocated to nonvested awards	(804)	804	(959)	959	(1,644)	1,644

Net income allocated to common stock for EPS calculation(c)	$219,755	804	192,988	959	213,569	1,644

Average common shares outstanding	191,239	707	195,378	975	195,623	1,511
Increase due to assumed issuance of shares related to common equivalent shares outstanding	345		193		63

Average common and common equivalent shares outstanding(d)	191,584	707	195,571	975	195,686	1,511

Diluted EPS(c)/(d)	$1.15	1.14	0.99	0.98	1.09	1.09

The diluted EPS calculation excludes stock options and nonvested awards that are convertible into 3.6 million common shares for the year ended December 31, 2011, and excludes 9.0 million and 7.0 million common shares for the years ended December 31, 2010 and 2009, respectively, because their inclusion would have been anti-dilutive.

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
ACQUISITIONS - PURCHASE PRICE ALLOCATION

ACQUISITIONS — PURCHASE PRICE ALLOCATION:    TSYS adopted revised generally accepted accounting principles (GAAP) relating to business combinations as of January 1, 2009. The revised guidance retains the purchase method of accounting for acquisitions and requires a number of changes to the previous guidance, including changes in the way assets and liabilities are recognized in purchase accounting. Other changes include requiring the recognition of assets acquired and liabilities assumed arising from contingencies, requiring the capitalization of in-process research and development at fair value, and requiring the expensing of acquisition-related costs as incurred.

TSYS’ purchase price allocation methodology requires the Company to make assumptions and to apply judgment to estimate the fair value of acquired assets and liabilities. TSYS estimates the fair value of assets and liabilities based upon appraised market values, the carrying value of the acquired assets and widely accepted valuation techniques, including discounted cash flows and market multiple analyses. Management determines the fair value of fixed assets and identifiable intangible assets such as developed technology or customer relationships, and any other significant assets or liabilities. TSYS adjusts the purchase price allocation, as necessary, up to one year after the acquisition closing date as TSYS obtains more information regarding asset valuations and liabilities assumed. Unanticipated events or circumstances may occur which could affect the accuracy of the Company’s fair value estimates, including assumptions regarding industry economic factors and business strategies, and result in an impairment or a new allocation of purchase price.

Given its history of acquisitions, TSYS may allocate part of the purchase price of future acquisitions to contingent consideration as required by GAAP for business combinations. The fair value calculation of contingent consideration will involve a number of assumptions that are subjective in nature and which may differ significantly from actual results. TSYS may experience volatility in its earnings to some degree in future reporting periods as a result of these fair value measurements.

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:    The accompanying consolidated financial statements of Total System Services, Inc. include the accounts of TSYS and its majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities as defined in accordance with the provisions of Accounting Standards Codification (ASC) 810, “Consolidation,” and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements in accordance with ASC 810.

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES:    Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, lower than anticipated growth from existing clients, an inability to attract new clients and grow internationally, loss of a major customer or other significant client, loss of a major supplier, an inability to grow through acquisitions or successfully integrate acquisitions, an inability to control expenses, technology changes, the impact of the application of and/or changes in accounting principles, financial services consolidation, changes in regulatory requirements, a decline in the use of cards as a payment mechanism, disruption of the Company’s international operations, breach of the Company’s security systems, a decline in the financial stability of the Company’s clients and uncertain economic conditions. Negative developments in these or other risk factors could have a material adverse effect on the Company’s financial position, results of operations and cash flows.

The Company has prepared the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. These estimates and assumptions are developed based upon all information available. Actual results could differ from estimated amounts.

CASH EQUIVALENTS	CASH EQUIVALENTS: Investments with a maturity of three months or less when purchased are considered to be cash equivalents.
RESTRICTED CASH
RESTRICTED CASH:    Restricted cash balances relate to cash balances collected on behalf of customers and held in escrow. TSYS records a corresponding liability for the obligation to the customer which is reflected in other current liabilities in the accompanying consolidated balance sheets. In 2010, TSYS began shifting the responsibility for funds management for its clients to the client’s issuer bank. Therefore, client funds are no longer maintained in a TSYS bank account.

ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE:    Accounts receivable balances are stated net of allowances for doubtful accounts and billing adjustments of $4.1 million and $4.5 million at December 31, 2011 and December 31, 2010, respectively.

TSYS records an allowance for doubtful accounts when it is probable that the accounts receivable balance will not be collected. When estimating the allowance for doubtful accounts, the Company takes into consideration such factors as its day-to-day knowledge of the financial position of specific clients, the industry and size of its clients, the overall composition of its accounts receivable aging, prior history with specific customers of accounts receivable write-offs and prior experience of allowances in proportion to the overall receivable balance. This analysis includes an ongoing and continuous communication with its largest clients and those clients with past due balances. A financial decline of any one of the Company’s large clients could have a material adverse effect on collectability of receivables and thus the adequacy of the allowance for doubtful accounts.

Increases in the allowance for doubtful accounts are recorded as charges to bad debt expense and are reflected in selling, general and administrative expenses in the Company’s consolidated statements of income. Write-offs of uncollectible accounts are charged against the allowance for doubtful accounts.

TSYS records an allowance for billing adjustments for actual and potential billing discrepancies. When estimating the allowance for billing adjustments, the Company considers its overall history of billing adjustments, as well as its history with specific clients and known disputes. Increases in the allowance for billing adjustments are recorded as a reduction of revenues in the Company’s consolidated statements of income and actual adjustments to invoices are charged against the allowance for billing adjustments.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT:    Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Buildings and improvements are depreciated over estimated useful lives of 5-40 years, computer and other equipment over estimated useful lives of 2-5 years, and furniture and other equipment over estimated useful lives of 3-15 years. The Company evaluates impairment losses on long-lived assets used in operations in accordance with the provisions of ASC 205, “Presentation of Financial Statements.”

All ordinary repairs and maintenance costs are expensed as incurred. Maintenance costs that extend the asset life are capitalized and amortized over the remaining estimated life of the asset.

LICENSED COMPUTER SOFTWARE
LICENSED COMPUTER SOFTWARE:    The Company licenses software that is used in providing services to clients. Licensed software is obtained through perpetual licenses and site licenses and through agreements based on processing capacity (called “MIPS agreements”). Perpetual and site licenses are amortized using the straight-line method over their estimated useful lives which range from three to ten years. Software licensed under MIPS agreements is amortized using a units-of-production basis over the estimated useful life of the software, generally not to exceed ten years. At each balance sheet date, the Company evaluates impairment losses on long-lived assets used in operations in accordance with ASC 205.

ACQUISITION TECHNOLOGY INTANGIBLES
ACQUISITION TECHNOLOGY INTANGIBLES:     These identifiable intangible assets are software technology assets resulting from acquisitions. These assets are amortized using the straight-line method over periods not exceeding their estimated useful lives, which range from five to nine years. The provisions of ASC 350, “Intangibles — Goodwill and Other,” require that intangible assets with estimated useful lives be amortized over their respective estimated useful lives to their residual values, and reviewed for impairment in accordance with ASC 205. Acquisition technology intangibles net book values are included in computer software, net in the accompanying balance sheets. Amortization expenses are charged to cost of services in the Company’s consolidated statements of income.

SOFTWARE DEVELOPMENT COSTS

SOFTWARE DEVELOPMENT COSTS:    In accordance with the provisions of ASC 985, “Software,” software development costs are capitalized once technological feasibility of the software product has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when the Company has completed a detailed program design and has determined that a product can be produced to meet its design specifications, including functions, features and technical performance requirements. Capitalization of costs ceases when the product is generally available to clients. At each balance sheet date, the Company evaluates the unamortized capitalized costs of software development as compared to the net realizable value of the software product which is determined by future undiscounted net cash flows. The amount by which the unamortized software development costs exceed the net realizable value is written off in the period that such determination is made. Software development costs are amortized using the greater of (1) the straight-line method over its estimated useful life, which ranges from three to ten years or (2) the ratio of current revenues to total anticipated revenue over its useful life.

The Company also develops software that is used internally. These software development costs are capitalized based upon the provisions of ASC 350. Internal-use software development costs are capitalized once: (1) the preliminary project stage is completed, (2) management authorizes and commits to funding a computer software project, and (3) it is probable that the project will be completed and the software will be used to perform the function intended. Costs incurred prior to meeting the qualifications are expensed as incurred. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Internal-use software development costs are amortized using an estimated useful life of three to five years. Software development costs may become impaired in situations where development efforts are abandoned due to the viability of the planned project becoming doubtful or due to technological obsolescence of the planned software product.

CONTRACT ACQUISITION COSTS

CONTRACT ACQUISITION COSTS:    The Company capitalizes contract acquisition costs related to signing or renewing long-term contracts. The Company capitalizes internal conversion costs in accordance with the provisions of Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition” and ASC 605, “Revenue Recognition.” The capitalization of costs related to cash payments for rights to provide processing services is capitalized in accordance with the provisions of ASC 605. All costs incurred prior to a signed agreement are expensed as incurred.

Contract acquisition costs are amortized using the straight-line method over the expected customer relationship (contract term) beginning when the client’s cardholder accounts are converted and producing revenues. The amortization of contract acquisition costs associated with cash payments for client incentives is included as a reduction of revenues in the Company’s consolidated statements of income. The amortization of contract acquisition costs associated with conversion activity is recorded as cost of services in the Company’s consolidated statements of income.

The Company evaluates the carrying value of contract acquisition costs associated with each customer for impairment on the basis of whether these costs are fully recoverable from either contractual minimum fees (contractual costs) or from expected undiscounted net operating cash flows of the related contract (cash incentives paid). The determination of expected undiscounted net operating cash flows requires management to make estimates. These costs may become impaired with the loss of a contract, the financial decline of a client, termination of conversion efforts after a contract is signed, diminished prospects for current clients or if the Company’s actual results differ from its estimates of future cash flows. The amount of the impairment is written off in the period that such a determination is made.

EQUITY INVESTMENTS
EQUITY INVESTMENTS:    TSYS’ 49% investment in Total System Services de México, S.A. de C.V. (TSYS de México), an electronic payment processing support operation located in Toluca, Mexico, is accounted for using the equity method of accounting, as is TSYS’ 44.56% investment in China UnionPay Data Co., Ltd. (CUP Data) headquartered in Shanghai, China. TSYS’ equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments.

GOODWILL

GOODWILL:    Goodwill results from the excess of cost over the fair value of net assets of businesses acquired.

Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually in accordance with the provisions of ASC 350. ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 205.

The portion of the difference between the cost of an investment and the amount of underlying equity in net assets of an equity method investee that is recognized as goodwill in accordance with the provisions of ASC 323, “Investments — Equity Method and Joint Ventures,” shall not be amortized. However, equity method goodwill shall not be reviewed for impairment in accordance with ASC 350, but instead should continue to be reviewed for impairment in accordance with paragraph 19(h) of ASC 323. Equity method goodwill, which is not reported as goodwill in the Company’s consolidated balance sheet, but is reported as a component of the equity investment, was $50.6 million at December 31, 2011.

At December 31, 2011, the Company had goodwill in the amount of $355.5 million. The Company performed its annual impairment analyses of its goodwill balance, and these tests did not indicate any impairment for the periods ended December 31, 2011, 2010 and 2009, respectively.

OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS:    Identifiable intangible assets relate primarily to customer relationships, covenants-not-to-compete, trade names and trade associations resulting from acquisitions. These identifiable intangible assets are amortized using the straight-line method over periods not exceeding the estimated useful lives, which range from three to ten years. ASC 350 requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 205. Amortization expenses are charged to selling, general and administrative expenses in the Company’s consolidated statements of income.

FAIR VALUES OF FINANCIAL INSTRUMENTS

FAIR VALUES OF FINANCIAL INSTRUMENTS:     The Company uses financial instruments in the normal course of its business. The carrying values of cash equivalents, accounts receivable, accounts payable, accrued salaries and employee benefits, and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities. The fair value of the Company’s long-term debt and obligations under capital leases is not significantly different from its carrying value.

Investments in equity investments are accounted for using the equity method of accounting and pertain to privately held companies for which fair value is not readily available. The Company believes the fair values of its investments in equity investments exceed their respective carrying values.

IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS:    In accordance with ASC 205, the Company reviews long-lived assets, such as property and equipment and intangibles subject to amortization, including contract acquisition costs and certain computer software, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If upon a triggering event the Company determines that the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

TRANSACTION PROCESSING PROVISIONS

TRANSACTION PROCESSING PROVISIONS:    The Company has recorded an accrual for contract contingencies (performance penalties) and processing errors. A significant number of the Company’s contracts with large clients contain service level agreements which can result in TSYS incurring performance penalties if contractually required service levels are not met. When providing for these accruals, the Company takes into consideration such factors as the prior history of performance penalties and processing errors incurred, actual contractual penalties inherent in the Company’s contracts, progress towards milestones and known processing errors not covered by insurance.

These accruals are included in other current liabilities in the accompanying consolidated balance sheets. Increases and decreases in transaction processing provisions are charged to cost of services in the Company’s consolidated statements of income, and payments or credits for performance penalties and processing errors are charged against the accrual.

REDEEMABLE NONCONTROLLING INTEREST

REDEEMABLE NONCONTROLLING INTEREST:     In connection with the 2010 acquisition of TMS, the Company was a party to call and put arrangements with respect to the membership units that represented the remaining noncontrolling interest of FNMS Holding. The call arrangement was exercisable by TSYS and the put arrangement was exercisable by FNBO. The put arrangement was outside the control of the Company by requiring the Company to purchase FNBO’s entire equity interest in FNMS Holding at a put price at fair market value. The put arrangement was recorded on the balance sheet and was classified as redeemable noncontrolling interest outside of permanent equity.

The call and put arrangements for FNMS Holding, representing 49% of its total outstanding equity interests, could have been exercised at the discretion of TSYS or FNBO on April 1, 2015, 2016 and 2017, upon the dilution of FNBO’s equity ownership in FNMS Holding below a designated threshold and in connection with certain acquisitions by TSYS or FNMS Holding in excess of designated value thresholds.

The Company bought the remaining 49% interest for $174.1 million, and paid net cash of $169.6 million ($174.1 million less $4.5 million for a trade name sold). With the purchase, the Company eliminated the redeemable noncontrolling interest of $144.6 million and adjusted the remaining balance through additional paid-in capital and deferred taxes.

NONCONTROLLING INTEREST

NONCONTROLLING INTEREST:    In December 2007, the Financial Accounting Standards Board (FASB) issued authoritative guidance under ASC 810, “Consolidation.” ASC 810 changes the accounting for noncontrolling (minority) interests in consolidated financial statements, including the requirements to classify noncontrolling interests as a component of consolidated shareholders’ equity, the elimination of “minority interest” accounting in results of operations and changes in the accounting for both increases and decreases in a parent’s controlling ownership interest.

Noncontrolling interest in earnings of subsidiaries represents the minority shareholders’ share of the net income or loss of GP Network Corporation (GP Net) and TSYS Managed Services EMEA Ltd. (TSYS Managed Services). The noncontrolling interest in the consolidated balance sheet reflects the original investment by these shareholders in GP Net and TSYS Managed Services, their proportional share of the earnings or losses and their proportional share of net gains or losses resulting from the currency translation of assets and liabilities of GP Net and TSYS Managed Services. TSYS has adopted the accounting policy to recognize gains or losses on equity transactions of a subsidiary as a capital transaction.

RESERVE FOR MERCHANT LOSSES
RESERVE FOR MERCHANT LOSSES:    The Company has potential liability for losses resulting from disputes between a cardholder and a merchant that arise as a result of, among other things, the cardholder’s dissatisfaction with merchandise quality or merchant services. Such disputes may not be resolved in the merchant’s favor. In these cases, the transaction is “charged back” to the merchant, which means the purchase price is refunded to the customer by the card-issuing bank and charged to the merchant. If the merchant is unable to fund the refund, TSYS must do so. TSYS also bears the risk of reject losses arising from the fact that TSYS collects fees from its merchants on the first day after the monthly billing period. If the merchant has gone out of business during such period, TSYS may be unable to collect such fees. TSYS maintains cash deposits or requires the pledge of a letter of credit from certain merchants, generally those with higher average transaction size where the card is not present when the charge is made or the product or service is delivered after the charge is made, in order to offset potential contingent liabilities such as chargebacks and reject losses that would arise if the merchant went out of business. Most chargeback and reject losses are charged to cost of services as they are incurred. However, the Company also maintains a reserve against losses, including major fraud losses, which are both less predictable and involve larger amounts. The loss reserve was established using historical loss rates, applied to recent bankcard processing volume. At December 31, 2011, the Company had a merchant loss reserve in the amount of $397,000.

FOREIGN CURRENCY TRANSLATION
FOREIGN CURRENCY TRANSLATION:    The Company maintains several different foreign operations whose functional currency is their local currency. Foreign currency financial statements of the Company’s Mexican and Chinese equity investments, the Company’s wholly owned subsidiaries and the Company’s majority owned subsidiaries, as well as the Company’s division and branches in the United Kingdom and China, are translated into U.S. dollars at current exchange rates, except for revenues, costs and expenses, and net income which are translated at the average exchange rates for each reporting period. Net gains or losses resulting from the currency translation of assets and liabilities of the Company’s foreign operations, net of tax when applicable, are accumulated in a separate section of shareholders’ equity titled accumulated other comprehensive income (loss). Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

COMPREHENSIVE INCOME
COMPREHENSIVE INCOME:    The provisions of ASC 220, “Comprehensive Income,” require companies to display, with the same prominence as other financial statements, the components of comprehensive income (loss). TSYS displays the items of other comprehensive income (loss) in its consolidated statements of equity and comprehensive income.

TREASURY STOCK
TREASURY STOCK:    The Company uses the cost method when it purchases its own common stock as treasury shares or issues treasury stock upon option exercises and displays treasury stock as a reduction of shareholders’ equity.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:    ASC 815, “Derivatives and Hedging” requires that all derivative instruments be recorded on the balance sheet at their respective fair values. The Company did not have any outstanding derivative instruments or hedging transactions at December 31, 2011.

REVENUE RECOGNITION

REVENUE RECOGNITION:    The Company’s North America and International Services revenues are derived from long-term processing contracts with financial and nonfinancial institutions and are generally recognized as the services are performed. Payment processing services revenues are generated primarily from charges based on the number of accounts on file, transactions and authorizations processed, statements mailed, cards embossed and mailed and other processing services for cardholder accounts on file. Most of these contracts have prescribed annual revenue minimums. Processing contracts generally range from three to ten years in length and provide for penalties for early termination.

The Company’s merchant services revenues are derived from long-term processing contracts with large financial institutions and other merchant acquirers which generally range from three to eight years and provide for penalties for early termination. Merchant services revenues are generated primarily from processing all payment forms including credit, debit, electronic benefits transfer and check truncation for merchants of all sizes across a wide array of retail market segments. The products and services offered include authorization and capture of electronic transactions, clearing and settlement of electronic transactions, information reporting services related to electronic transactions, merchant billing services, and point-of-sale terminal sales and services. Revenue is recognized for merchant services as those services are performed, primarily on a per unit basis. Revenues on point-of-sale terminal equipment are recognized upon the transfer of ownership and shipment of product.

The Company recognizes revenues in accordance with the provisions of SAB No. 104. SAB No. 104 sets forth guidance as to when revenue is realized or realizable and earned when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been performed; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured.

The Company evaluates its contractual arrangements that provide services to clients through a bundled sales arrangement in accordance with the provisions of ASC 605. ASC 605 addresses the determination of whether an arrangement involving more than one deliverable contains more than one unit of accounting and how the arrangement consideration should be measured and allocated to the separate units of accounting.

A deliverable in multiple element arrangements indicates any performance obligation on the part of the seller and includes any combination of obligations to perform different services, grant licenses or other rights. Revenue is allocated to the separate units of accounting in a multiple element arrangement based on relative fair values, provided the delivered element has standalone value to the customer and delivery of any undelivered items is probable and substantially within the Company’s control. Evidence of fair value must be objective and reliable. An item has value to the customer on a standalone basis if it is sold separately by any vendor or the customer could resell the deliverable on a standalone basis.

In regards to taxes assessed by a governmental authority imposed directly on a revenue producing transaction, the Company reports its revenues on a net basis.

REIMBURSABLE ITEMS
REIMBURSABLE ITEMS:    Reimbursable items consist of out-of-pocket expenses which are reimbursed by the Company’s clients. These expenses consist primarily of postage, access fees and third party software. The Company accounts for reimbursable items in accordance with the provisions of ASC 605.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION:    In December 2004, the FASB issued authoritative guidance under ASC 718, “Compensation — Stock Compensation.” ASC 718 establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. This Statement requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award.

ASC 718 is effective for all awards granted on or after January 1, 2006, and to awards modified, repurchased or cancelled after that date. ASC 718 requires the Company to recognize compensation costs for the nonvested portion of outstanding share-based compensation granted in the form of stock options based on the grant-date fair value of those awards calculated under the provisions of ASC 718, for pro forma disclosures. Share-based compensation expenses include the impact of expensing the fair value of stock options, as well as expenses associated with nonvested shares. TSYS adopted the provisions of ASC 718 effective January 1, 2006 using the modified-prospective-transition method.

ASC 718 requires companies to estimate forfeitures when recognizing compensation cost. The estimate of forfeitures will be adjusted by the Company as actual forfeitures differ from its estimates, resulting in compensation cost only for those awards that actually vest. The effect of the change in estimated forfeitures is recognized as compensation costs in the period the change in estimate occurred. In estimating its forfeiture rate, the Company stratified its data based upon historical experience to determine separate forfeiture rates for the different award grants. The Company currently estimates a forfeiture rate for existing stock option grants to TSYS non-executive employees, and a forfeiture rate for other TSYS share-based awards. Currently, TSYS estimates a forfeiture rate in the range of 0% to 10.0%.

The Company has issued its common stock to directors and to certain employees under nonvested awards. The market value of the common stock at the date of issuance is recognized as compensation expense over the vesting period of the awards. For nonvested award grants that have pro rata vesting, the Company recognizes compensation expense using the straight-line method over the vesting period of the award.

LEASES

LEASES:    The Company is obligated under noncancelable leases for computer equipment and facilities. As these leases expire, they will be evaluated and renewed or replaced by similar leases based on need. A lease is an agreement conveying the right to use property, plant, or equipment (land and/or depreciable assets) usually for a stated period of time. For purposes of applying the accounting and reporting standards, leases are classified from the standpoint of the lessee as capital or operating leases. The provisions of ASC 840, “Leases,” establish standards of financial accounting and reporting for leases by lessees and lessors. If at inception a lease meets one or more of the following four criteria, the lease shall be classified as a capital lease by the lessee: (a) the lease transfers ownership of the property to the lessee by the end of the lease term; (b) the lease contains a bargain purchase option; (c) the lease term is equal to 75% or more of the estimated economic life of the leased property; and (d) the present value at the beginning of the lease term of the minimum lease payments equals or exceeds 90% of the fair value of the leased property. If the lease does not meet one or more of the criteria, it shall be classified as an operating lease.

Rental payments on operating leases are charged to expense over the lease term. If rental payments are not made on a straight-line basis, rental expense nevertheless shall be recognized on a straight-line basis unless another systematic and rational basis is more representative of the time pattern in which use benefit is derived from the leased property, in which case that basis shall be used.

Certain of the Company’s operating leases are for office space. The Company will make various alterations (leasehold improvements) to the office space and capitalize these costs as part of property and equipment. Leasehold improvements are amortized on a straight-line basis over the useful life of the improvement or the term of the lease, whichever is shorter.

ADVERTISING
ADVERTISING:    Advertising costs, consisting mainly of advertising in trade publications, are expensed as incurred or the first time the advertising takes place. Advertising expense for 2011, 2010 and 2009 was $813,000, $690,000 and $327,000, respectively.

INCOME TAXES

INCOME TAXES:    Income taxes reflected in TSYS’ consolidated financial statements are computed based on the taxable income of TSYS and its affiliated subsidiaries. A consolidated U.S. federal income tax return is filed for TSYS and its majority owned U.S. subsidiaries through the year ended December 31, 2011. Income tax returns are also filed in foreign jurisdictions where TSYS has a foreign affiliate.

The Company accounts for income taxes in accordance with the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Reserves against the carrying value of a deferred tax asset are established when necessary to reflect the decreased likelihood of realization of a deferred asset in the future. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax provisions require the use of management judgments, which are subject to challenge by various taxing authorities. Contingency reserves are periodically established where the amount of the contingency can be reasonably determined and is likely to occur. Reductions in contingency reserves are recognized when tax disputes are settled or examination periods lapse.

Significant estimates used in accounting for income taxes relate to the determination of taxable income, the determination of temporary differences between book and tax bases, as well as estimates on the realizability of tax credits and net operating losses.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the consolidated statements of income.

TSYS adopted the authoritative guidance under ASC 740, “Income Taxes,” on January 1, 2007. This interpretation prescribed a recognition threshold and measurement attribute for the financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return.

EARNINGS PER SHARE

EARNINGS PER SHARE:    In June 2008, the FASB issued authoritative guidance under ASC 260, “Earnings Per Share.” The guidance under ASC 260 holds that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are “participating securities” as defined in ASC 260, and therefore should be included in computing earnings per share (EPS) using the two-class method.

The two-class method is an earnings allocation method for computing EPS when an entity’s capital structure includes two or more classes of common stock or common stock and participating securities. It determines EPS based on dividends declared on common stock and participating securities and participation rights of participating securities in any undistributed earnings. The guidance under ASC 260 was effective for reporting periods beginning after December 15, 2008.

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted EPS is calculated to reflect the potential dilution that would occur if stock options or other contracts to issue common stock were exercised. Diluted EPS is calculated by dividing net income by weighted average common and common equivalent shares outstanding. Common equivalent shares are calculated using the treasury stock method.

RECLASSIFICATIONS	RECLASSIFICATIONS: Certain reclassifications have been made to the 2010 and 2009 financial statements to conform to the presentation adopted in 2011.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Results of Discontinued Operations

The following table presents the summarized results of discontinued operations for the years ended December 31, 2010 and 2009:

(in thousands)	2010	2009
Total revenues	$7,430	181,060

Operating loss	$(1,840)	(4,890)

Income taxes	$(621)	(1,626)

Loss from discontinued operations, net of tax	$(1,243)	(3,219)

Loss on disposition, net of tax	$(2,002)	(3,325)

Relationships with Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2011
Revenues Derived from Affiliated Companies

The table below details revenues derived from affiliated companies for the years ended December 31, 2011, 2010 and 2009:

(in thousands)	2011	2010	2009
Total revenues:
CUP Data	$136	130	75
TSYS de México	62	51	51

Total revenues	$198	181	126

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalent Balances

Cash and cash equivalent balances at December 31 are summarized as follows:

(in thousands)	2011	2010
Cash and cash equivalents in domestic accounts	$263,853	347,734
Cash and cash equivalents in foreign accounts	52,484	47,061

Total	$316,337	394,795

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Significant Components of Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets at December 31 are summarized as follows:

(in thousands)	2011	2010
Prepaid expenses	$20,917	15,421
Supplies inventory	10,053	7,138
Income taxes receivable	126	12,977
Other	41,335	42,312

Total	$72,431	77,848

Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment Balances

Property and equipment balances at December 31 are as follows:

(in thousands)	2011	2010
Computer and other equipment	$248,592	230,773
Buildings and improvements	230,797	227,881
Furniture and other equipment	127,425	125,627
Land	16,794	16,729
Other	130	16,461

Total property and equipment	623,738	617,471
Less accumulated depreciation and amortization	357,130	317,369

Property and equipment, net	$266,608	300,102

Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2011
Computer Software, Intangible Asset
Components of Intangible Assets

Computer software at December 31 is summarized as follows:

(in thousands)	2011	2010
Licensed computer software	$423,100	403,115
Software development costs	283,452	265,029
Acquisition technology intangibles	76,055	75,891

Total computer software	782,607	744,035

Less accumulated amortization:
Licensed computer software	309,571	275,145
Software development costs	208,781	183,853
Acquisition technology intangibles	49,011	38,613

Total accumulated amortization	567,363	497,611

Computer software, net	$215,244	246,424

Weighted Average Useful Life

The weighted average useful life for each component of computer software, and in total, at December 31, 2011, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.6
Software development costs	6.0
Acquisition technology intangibles	6.9

Total	5.9

Estimated Future Amortization Expense

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2011 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2012	$38,573	38,456	9,319
2013	30,891	14,968	7,665
2014	22,125	11,135	5,873
2015	15,287	7,302	2,828
2016	6,349	1,892	1,359

Contract Acquisition Costs
Components of Intangible Assets

Significant components of contract acquisition costs at December 31 are summarized as follows:

(in thousands)	2011	2010
Conversion costs, net	$88,765	80,521
Payments for processing rights, net	74,222	85,730

Total	$162,987	166,251

Weighted Average Useful Life

The weighted average useful life for each component of contract acquisition costs, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	9.6
Conversion costs	7.4

Total	8.6

Estimated Future Amortization Expense

Estimated future amortization expense on payments for processing rights and conversion costs as of December 31, 2011 for the next five years is:

(in thousands)	Payments for Processing Rights	Conversion Costs
2012	$14,742	17,825
2013	14,355	18,115
2014	12,289	15,906
2015	8,429	13,838
2016	8,608	11,149

Other intangible assets
Components of Intangible Assets

Significant components of other intangible assets at December 31 are summarized as follows:

	2011
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$106,312	(34,899)	$71,413
Trade association	10,000	(1,750)	8,250
Trade name	2,024	(2,024)	—
Channel relationships	1,600	(107)	1,493
Covenants-not-to-compete	1,140	(1,046)	94

Total	$121,076	(39,826)	$81,250

	2010
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$93,727	(22,859)	$70,868
Trade association	10,000	(750)	9,250
Trade name	6,031	(3,031)	3,000
Covenants-not-to-compete	1,000	(1,000)	—

Total	$110,758	(27,640)	$83,118

Weighted Average Useful Life

The weighted average useful life for each component of other intangible assets, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	10.0
Trade association	10.0
Customer relationships	7.9
Trade name	2.8
Covenant-not-to-compete	2.7

Total	8.0

Estimated Future Amortization Expense	Estimated future amortization expense on other intangible assets as of December 31, 2011 for the next five years is:

(in thousands)
2012	$14,145
2013	12,848
2014	12,575
2015	11,896
2016	11,766

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Gross Amount and Accumulated Impairment Loss of Goodwill

The gross amount and accumulated impairment loss of goodwill at December 31, 2011 and 2010 is as follows:

	2011
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,369	253,740	$357,723
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,369	251,515	$355,498

	2010
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,188	218,822	$322,624
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,188	216,597	$320,399

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill at December 31, 2011 and 2010 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	Consolidated
Balance as of December 31, 2009	$70,614	34,181	61,101	$165,896
TMS purchase price allocation	—	—	155,496	155,496
Currency translation adjustments	—	(993)	—	(993)

Balance as of December 31, 2010	70,614	33,188	216,597	320,399
TermNet purchase price allocation	—	—	28,918	28,918
Infonox additional purchase consideration	—	—	6,000	6,000
Currency translation adjustments	—	181	—	181

Balance as of December 31, 2011	$70,614	33,369	251,515	$355,498

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of TSYS Equity Investments	A summary of TSYS’ equity investments at December 31 is as follows:

(in thousands)	2011	2010
CUP Data	$76,110	70,479
TSYS de México	6,814	6,648

Total	$82,924	77,127

Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Long-term Debt

Long-term debt at December 31 consists of:

(in thousands)	2011	2010
LIBOR + 0.60%, unsecured term loan, due December 21, 2012, with principal to be paid at maturity	$168,000	168,000
1.50% note payable, due December 31, 2013, with monthly interest and principal payments	26,703	39,758
LIBOR + 0.80%, unsecured term loan, due November 5, 2014, with principal paid at maturity	25,652	23,937
3.95% note payable, due March 1, 2011, with monthly interest and principal payments	—	1,790
LIBOR + 2.00%, unsecured term loan, due November 16, 2011, with quarterly interest payments and principal to be paid at maturity	—	775

Total debt	220,355	234,260
Less current portion	181,251	39,557

Noncurrent portion of long-term debt	$39,104	194,703

Required Annual Principal Payments on Long-term Debt	Required annual principal payments on long-term debt for the five years subsequent to December 31, 2011 are summarized as follows:

(in thousands)
2012	$181,251
2013	13,452
2014	25,652
2015	—
2016	—

Capital Lease Obligations

Capital lease obligations at December 31 consist of:

(in thousands)	2011	2010
Capital lease obligations	$38,852	43,764
Less current portion	14,363	13,191

Noncurrent portion of capital leases	$24,489	30,573

Future Minimum Lease Payments under Capital Leases

The future minimum lease payments under capital leases at December 31, 2011 are summarized as follows:

(in thousands)
2012	$13,861
2013	12,393
2014	11,910
2015	1,607
2016	302

Total minimum lease payments	40,073
Less amount representing interest	1,221

$38,852

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Significant Components of Other Current Liabilities

Significant components of other current liabilities at December 31 are summarized as follows:

(in thousands)	2011	2010
Accrued expenses	$40,141	29,999
Deferred revenues	29,707	34,184
Dividends payable	18,913	13,634
Accrued income taxes	5,731	2,920
Transaction processing provisions	5,382	5,221
Client postage deposits	3,562	3,708
Other	22,427	21,374

Total	$125,863	111,040

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Equity Compensation Plans

The following table summarizes TSYS’ equity compensation plans by category; as of December 31, 2011:

(in thousands, except per share data) Plan Category	(a) Number of securities to be issued upon exercise of outstanding options, warrants and rights		(b) Weighted-average exercise price of outstanding options, warrants and rights	(c) Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders	6,082	(1)	$22.04	21,515	(2)
Equity compensation plans not approved by security holders	—		—	—

Total	6,082		$22.04	21,515

(1)	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.2 million shares of nonvested awards which will vest over the remaining years through 2013.
(2)	Includes 21,514,634 shares available for future grants under the Total System Services, Inc. 2002 Long-Term Incentive Plan, 2007 Omnibus Plan and 2008 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.

Effect On TSYS' Shareholders' Equity From GP Net's Acquisition Of Treasury Shares

The following table presents the effect on TSYS’ shareholders’ equity from GP Net’s acquisition of treasury shares:

(in thousands)	Year Ended December 31, 2011
Increase in other comprehensive income (OCI)	$28
Increase in additional paid in capital	77

Effect from change in noncontrolling interests	$105

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Weighted Average Assumptions and Fair Value of Options

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2011	2010	2009
Number of options granted	716,508	2,176,963	1,047,949
Weighted average exercise price	$17.61	$16.01	$13.11
Risk-free interest rate	2.96%	2.65%	3.19%
Expected volatility	29.98%	30.00%	42.00%
Expected term (years)	8.5	4.9	8.6
Dividend yield	1.59%	1.79%	2.14%
Weighted average fair value	$5.78	$4.11	$5.31

Summary of Stock Option Activity and Changes during the Year

A summary of TSYS’ stock option activity as of December 31, 2011, 2010 and 2009, and changes during the years ended on those dates is presented below:

	2011		2010		2009
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	8,810	$23.40	6,955	$25.54	6,185	$27.59
Granted	717	17.61	2,177	15.89	1,048	13.11
Exercised	(597)	13.51	(41)	13.11	(1)	1.83
Forfeited/canceled	(2,848)	29.46	(281)	19.83	(277)	24.36

Outstanding at end of year	6,082	$20.61	8,810	$23.40	6,955	$25.54

Options exercisable at year-end	3,122	$25.00	5,712	$27.48	5,357	$28.15

Weighted average fair value of options granted during the year		$5.78		$4.11		$5.31

	Outstanding	Exercisable
Average remaining contractual life (in years)	4.9	4.0

Aggregate intrinsic value (in thousands)	$(6,401)	$(16,967)

Summary of Stock Option Exercises

The table below summarizes these stock option exercises by year:

	Options Exercised	Shares Issued from Treasury	Intrinsic Value
2011	597,161	597,161	$3,627,000
2010	41,403	41,403	$90,400
2009	1,205	1,205	$14,300

Non vested Restricted Awards
Summary of Number of Shares Granted Each Year	The following table summarizes the number of shares granted each year:

	2011	2010	2009
Number of shares	206,040	197,186	513,920
Market value	$3.6 million	$3.1 million	$6.8 million

Summarized Status of Nonvested Shares and Changes during the Periods

A summary of the status of TSYS’ nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and the changes during the periods are presented below:

	2011		2010		2009
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	821	$16.91	1,084	$18.60	1,014	$23.46
Granted	206	17.67	197	15.55	514	13.28
Vested	(376)	17.60	(416)	20.63	(414)	23.77
Forfeited/canceled	(33)	15.71	(44)	17.32	(30)	20.34

Outstanding at end of year	618	$16.80	821	$16.91	1,084	$18.60

Performance Based Shares
Summary of Awards Authorized

A summary of the awards authorized in each year is below:

Year of Initial Award	Total Number of Shares Awarded	Potential Number of Performance-Based Shares to be Vested
2011	263,292	263,292	(2014)
2010	279,831	279,831	(2013)
2008	182,816	73,125	(2012-2014)

Summarized Status of Performance-based Nonvested Shares and Changes during the Period

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2011, 2010 and 2009, respectively, and changes during those periods are presented below:

	2011		2010		2009
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	316	$15.65	62	$13.69	62	$23.32
Granted	300	17.63	316	15.65	62	13.69
Vested	(36)	15.61	(62)	13.69	(62)	23.32
Forfeited/canceled	—	—	—	—	—	—

Outstanding at end of year	580	$16.68	316	$15.65	62	$13.69

Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Shares Held as Treasury Stock and Related Carrying Value

The following table summarizes shares held as treasury stock and their related carrying value:

At December 31, (in thousands)	Number of Treasury Shares	Treasury Shares Cost
2011	12,829	$225,034
2010	6,798	115,449
2009	3,680	69,950

Purchases of Common Stock on a Monthly Basis

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2011:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2011	—	$—	7,293	7,707
November 2011	—	—	7,293	7,707
December 2011	2,400	19.89	9,693	5,307

Total	2,400	$19.89

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Effects Allocated to and the Cumulative Balance of Each Component of Accumulated Other Comprehensive Income (Loss)

The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-Tax Amount	Ending Balance
December 31, 2008	$28,322	(43,121)	(8,172)	(34,949)	$(6,627)

Foreign currency translation adjustments	$(5,858)	14,140	1,995	12,145	$6,287
Change in accumulated OCI related to postretirement healthcare plans	(769)	235	80	155	(614)

December 31, 2009	$(6,627)	14,375	2,075	12,300	$5,673

Foreign currency translation adjustments	$6,287	(8,609)	(1,080)	(7,529)	$(1,242)
Change in accumulated OCI related to postretirement healthcare plans	(614)	(1,138)	(409)	(729)	(1,343)

December 31, 2010	$5,673	(9,747)	(1,489)	(8,258)	$(2,585)

Foreign currency translation adjustments	$(1,242)	3,718	2,662	1,056	$(186)
Transfer from noncontrolling interest (NCI)	—	28	—	28	28
Change in accumulated OCI related to postretirement healthcare plans	(1,343)	1,651	595	1,056	(287)

December 31, 2011	$(2,585)	5,397	3,257	2,140	$(445)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Under Noncancelable Operating Leases

The future minimum lease payments under noncancelable operating leases with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2011, are as follows:

(in thousands)
2012	$86,882
2013	78,946
2014	35,061
2015	9,328
2016	7,257
Thereafter	23,327

Total future minimum lease payments	$240,801

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Expense Included in Consolidated Statements of Income

The components of income tax expense included in the consolidated statements of income were as follows:

	Years Ended December 31,
(in thousands)	2011	2010	2009
Current income tax expense:
Federal	$83,518	98,802	$115,301
State	4,666	4,221	4,311
Foreign	12,922	8,682	6,185

Total current income tax expense	101,106	111,705	125,797

Deferred income tax expense (benefit):
Federal	3,126	(2,970)	(4,210)
State	61	(643)	947
Foreign	(1,696)	(2,004)	(684)

Total deferred income tax expense (benefit)	1,491	(5,617)	(3,947)

Total income tax expense	$102,597	106,088	$121,850

Components of Income Tax Before Income Tax

	Years Ended December 31,
(in thousands)	2011	2010	2009
Components of income before income tax expense :
Domestic	$296,475	282,492	$300,388
Foreign	20,076	25,320	40,197

Total income before income tax expense	$316,551	307,812	$340,585

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2011	2010	2009
Computed “expected” income tax expense	$110,793	107,734	119,205
Increase (decrease) in income tax expense resulting from:
International tax rate differential	1,831	(4,376)	1,075
State income tax expense (benefit), net of federal income tax effect	3,164	2,326	3,418
Increase (decrease) in valuation allowance	3,773	2,564	(6,159)
Tax credits	(9,044)	(2,824)	(4,299)
Federal income tax expense resulting from ASC 740 Election	—	—	9,844
Deduction for domestic production activities	(5,524)	—	—
Permanent differences and other, net	(2,396)	664	(1,234)

Total income tax expense	$102,597	106,088	121,850

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability at December 31, 2011 and 2010 relate to the following:

	At December 31,
(in thousands)	2011	2010
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$25,937	19,884
Allowances for doubtful accounts and billing adjustments	1,113	1,304
Deferred revenue	19,031	16,244
Purchase accounting adjustments	15,889	—
Other, net	37,123	33,980

Total deferred income tax assets	99,093	71,412
Less valuation allowance for deferred income tax assets	(19,207)	(15,434)

Net deferred income tax assets	79,886	55,978

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(42,351)	(35,878)
Computer software development costs	(40,339)	(38,797)
Purchase accounting adjustments	—	(1,438)
Foreign currency translation	(6,432)	(3,771)
Other, net	(6,712)	(4,847)

Total deferred income tax liabilities	(95,834)	(84,731)

Net deferred income tax liabilities	$(15,948)	(28,753)

Total net deferred tax assets (liabilities):
Current	$12,872	11,090
Noncurrent	(28,820)	(39,843)

Net deferred income tax liability	$(15,948)	(28,753)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (1):

(in millions)	Year Ended December 31, 2011
Beginning balance	$4.5
Current activity:
Additions based on tax positions related to current year	1.4
Additions for tax positions of prior years	1.4
Reductions for tax positions of prior years	(1.6)
Settlements	—

Net, current activity	1.2

Ending balance	$5.7

(1)	Unrecognized state tax benefits are not adjusted for the federal tax impact.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Contributions Charged to Expense

The Company’s contributions to the plans charged to expense for the years ended December 31 are as follows:

(in thousands)	2011	2010	2009
TSYS Retirement Savings Plan	$15,951	15,430	—
Money Purchase Plan	—	—	19,307
401(k) Plan	—	—	306

Stock Repurchase Plan
Contributions Charged to Expense

The Director Stock Purchase Plan was terminated on November 30, 2011. The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)
2011	$1,177
2010	1,260
2009	3,764

Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2011
Operating Segments

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as Information Technology support, that TSYS allocates asymmetrically.

Years ended December 31,
(in thousands)
Operating Segments	2011	2010	2009
Revenues before reimbursable items
North America Services	$809,069	809,012	880,668
International Services	380,129	321,846	322,697
Merchant Services	373,159	337,178	232,262
Intersegment revenues	(21,659)	(25,600)	(28,322)

Revenues before reimbursable items from external customers	$1,540,698	1,442,436	1,407,305

Total revenues
North America Services	$954,550	956,546	1,048,932
International Services	394,831	334,954	337,757
Merchant Services	487,997	458,921	327,055
Intersegment revenues	(28,412)	(32,844)	(36,261)

Revenues from external customers	$1,808,966	1,717,577	1,677,483

Depreciation and amortization
North America Services	$78,155	78,834	84,577
International Services	51,888	40,792	34,791
Merchant Services	36,124	40,298	32,590
Corporate Administration	2,998	3,003	3,690

Total depreciation and amortization	$169,165	162,927	155,648

Segment operating income
North America Services	$253,844	244,989	285,409
International Services	41,408	42,689	57,654
Merchant Services	112,986	102,444	71,437
Corporate Administration	(85,782)	(80,693)	(70,474)

Operating income	$322,456	309,429	344,026

At December 31,	2011	2010	2009
Total assets
North America Services	$1,621,664	1,632,882	1,535,129
International Services	433,203	408,880	379,606
Merchant Services	487,858	460,750	215,855
Intersegment assets	(684,333)	(550,251)	(419,636)

Total assets	$1,858,392	1,952,261	1,710,954

Property and Equipment, Net of Accumulated Depreciation and Amortization

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	At December 31,
(in millions)	2011	2010
United States	$194.8	203.8
Europe	52.4	58.3
Japan	9.7	11.3
Other	9.7	26.7

Totals	$266.6	300.1

Revenues Based on Domicile of the Company's Customers

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2011	%	2010	%	2009	%
United States	$1,227.8	67.9	$1,204.4	70.1	$1,183.8	70.6
Europe	283.5	15.7	250.2	14.6	269.4	16.1
Canada	171.5	9.5	161.9	9.4	139.7	8.3
Japan	76.3	4.2	61.3	3.6	48.9	2.9
Mexico	7.8	0.4	7.9	0.5	8.1	0.5
Other	42.1	2.3	31.9	1.8	27.6	1.6

Totals	$1,809.0	100.0	$1,717.6	100.0	$1,677.5	100.0

Reconciliation of Geographic Revenues to Revenues by Operating Segments

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
United States	$741.5	748.2	859.5	$—	—	—	$486.3	456.2	324.3
Europe	0.7	0.8	0.8	282.8	249.4	268.6	—	—	—
Canada	171.1	161.4	139.2	—	—	—	0.4	0.5	0.5
Japan	—	—	—	76.3	61.3	48.9	—	—	—
Mexico	7.8	7.9	8.1	—	—	—	—	—	—
Other	9.6	9.3	8.7	31.8	21.5	18.1	0.7	1.1	0.8

Totals	$930.7	927.6	1,016.3	$390.9	332.2	335.6	$487.4	457.8	325.6

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Value of Identifiable Intangible Assets Acquired

The estimated fair value of identifiable intangible assets acquired in the acquisition of TermNet and the related estimated weighted average useful lives are as follows:

	Fair Value (in millions)	Weighted Average Useful Lives
Customer relationships	$10.0	7.0 years
Channel relationships	1.6	10.0 years
Covenants-not-to-compete	0.1	2.0 years

Total acquired identifiable intangible assets	$11.7	7.3 years

The Amounts of The Assets Acquired and Liabilities Assumed Recognized

The following table summarizes the consideration paid for TMS and the amounts of the assets acquired and liabilities assumed recognized on April 1, 2010 (the acquisition date), as well as the fair value at the acquisition date of the noncontrolling interest in TMS. TSYS assumed no liabilities in connection with the acquisition.

(in thousands)
Consideration:
Cash	$150,450
Equity instruments	—
Contingent consideration arrangement	—

Fair value of total consideration transferred	150,450
Fair value of TSYS’ equity interest in TMS held before the business combination	—

$150,450

Acquisition-related costs (included in selling, general, and administrative expenses in TSYS’ income statement for the twelve months ended December 31, 2010)	$4,130

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,919
Property and equipment	1,788
Software	243
Identifiable intangible assets	100,800
Other assets	1,204
Financial liabilities	—
Liability arising from a contingency	—

Total identifiable net assets	105,954
Noncontrolling interest in TMS	(111,000)
Goodwill	155,496

$150,450

Amounts of TMS' Revenue and Earnings Included in TSYS Consolidated Income Statement

The amounts of TMS’ revenue and earnings included in TSYS’ consolidated income statement for the years ended December 31, 2011 and 2010, and the pro forma revenue and earnings of the combined entity had the acquisition date been January 1, 2010 are:

(in thousands)	Revenue	Net Income Attributable to TSYS Common Shareholders	Basic EPS Attributable to TSYS Common Shareholders	Diluted EPS Attributable to TSYS Common Shareholders
Actual from 1/1/2011-12/31/2011	$1,808,966	$220,559	$1.15	$1.15
Actual from 1/1/2010-12/31/2010	$1,717,577	$193,947	$0.99	$0.99
Supplemental pro forma for 1/1/2010-12/31/2010	$1,745,244	$202,242	$1.03	$1.03

TermNet
Summary of Consideration Paid and Recognized Amounts of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid for TermNet and the recognized amounts of identifiable assets acquired and liabilities assumed effective May 2, 2011:

(in thousands)

Cash and restricted cash	$2,691
Accounts receivable, net	10,253
Other assets	1,516
Identifiable intangible assets	11,740
Goodwill	28,918
Accounts payable	(5,578)
Accrued compensation	(2,683)
Deferred income tax liability	(4,506)
Other liabilities	(351)

Total consideration	$42,000

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Basic and Diluted EPS under the Guidance of ASC 260

The following table illustrates basic and diluted EPS under the guidance of ASC 260:

	December 31, 2011		December 31, 2010		December 31, 2009
(in thousands, except per share data)	Common Stock	Participating Securities	Common Stock	Participating Securities	Common Stock	Participating Securities
Basic EPS:
Net income	$220,559		193,947		215,213
Less income allocated to nonvested awards	(805)	805	(959)	959	(1,644)	1,644

Net income allocated to common stock for EPS calculation(a)	$219,754	805	192,988	959	213,569	1,644

Average common shares outstanding(b)	191,239	707	195,378	975	195,623	1,511

Basic EPS(a)/(b)	$1.15	1.14	0.99	0.98	1.09	1.09

Diluted EPS:
Net income	$220,559		193,947		215,213
Less income allocated to nonvested awards	(804)	804	(959)	959	(1,644)	1,644

Net income allocated to common stock for EPS calculation(c)	$219,755	804	192,988	959	213,569	1,644

Average common shares outstanding	191,239	707	195,378	975	195,623	1,511
Increase due to assumed issuance of shares related to common equivalent shares outstanding	345		193		63

Average common and common equivalent shares outstanding(d)	191,584	707	195,571	975	195,686	1,511

Diluted EPS(c)/(d)	$1.15	1.14	0.99	0.98	1.09	1.09

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended								12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Merchant services	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Perpetual and site licenses Year	Dec. 31, 2011 Licensed computer software Year	Dec. 31, 2011 Acquisition technology intangibles Year	Dec. 31, 2011 Software development costs Year	Dec. 31, 2011 Internal-use software Year	Dec. 31, 2011 Goodwill	Dec. 31, 2011 Other intangible assets Year	Dec. 31, 2011 TSYS de Mexico	Dec. 31, 2010 TSYS de Mexico	Dec. 31, 2011 CUP Data	Dec. 31, 2010 CUP Data	Dec. 31, 2011 Buildings and improvements Year	Dec. 31, 2011 Computer and other equipment Year	Dec. 31, 2011 Furniture and other equipment Year	May 02, 2011 TermNet Year	Dec. 31, 2011 TermNet	Dec. 31, 2011 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC	Mar. 31, 2010 TSYS Merchant Solutions Year	Dec. 31, 2011 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions
Significant Accounting Policies [Line Items]
Business acquisition, effective date																						2011-05-02				2010-04-01
Business acquisition, percentage of ownership																								51.00%			49.00%	51.00%
Accounts receivable, allowance for doubtful accounts and billing adjustments	$ 4,100,000	$ 4,500,000
Property and equipment, estimated useful live, minimum																		5	2	3
Property and equipment, estimated useful live, maximum																		40	5	15
Intangible assets, estimated useful live, minimum							3			3	3		3								2				3
Intangible assets, estimated useful live, maximum							10	10		10	5		10								10				10
Software technology assets resulting from acquisitions, estimated useful live, minimum									5
Software technology assets resulting from acquisitions, estimated useful live, maximum									9
Equity method investment, percentage of ownership														49.00%		44.56%
Equity investments	82,924,000	77,127,000										50,600,000		6,814,000	6,648,000	76,110,000	70,479,000
Goodwill	355,498,000	320,399,000	165,896,000																						155,496,000
Percentage of total outstanding equity interests																							49.00%
Payment for acquiring remaining 49-percent interest																							174,100,000
Cash used in acquisitions and equity investments, net of cash acquired	47,909,000	148,531,000	294,000																				169,600,000
Trade name purchased																							4,500,000
Elimination of redeemable noncontrolling interest																							144,600,000
Reserve for merchant loss				397,000
Long-term processing contracts with large financial institutions and other merchant acquirers, range					3 years	8 years
Estimated forfeiture rate					0.00%	10.00%
Advertising expenses	$ 813,000	$ 690,000	$ 327,000

Discontinued Operations - Additional Information (Detail) (TSYS POS Systems and Services LLC, USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2010
TSYS POS Systems and Services LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax goodwill impairment	$ 2.2
After-tax goodwill impairment	$ 1.5

Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 7,430	$ 181,060
Operating loss	(1,840)	(4,890)
Income taxes	(621)	(1,626)
Loss from discontinued operations, net of tax	(1,243)	(3,219)
Loss on disposition, net of tax	$ (2,002)	$ (3,325)

Fair Value Measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill	$ 355,498	$ 320,399	$ 165,896

Relationships with Affiliated Companies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in and Advances to Affiliates [Line Items]
Accounts receivable balance associated with related parties	$ 9,700
Accounts payable balance associated with related parties	32,400
TSYS de Mexico
Investments in and Advances to Affiliates [Line Items]
Processing support fees paid to TSYS de Mexico	$ 168,000	$ 149,000	$ 147,000

Revenues Derived from Affiliated Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Revenue	$ 198	$ 181	$ 126
CUP Data
Related Party Transaction [Line Items]
Revenue	136	130	75
TSYS de Mexico
Related Party Transaction [Line Items]
Revenue	$ 62	$ 51	$ 51

Cash and Cash Equivalent Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents in domestic accounts	$ 263,853	$ 347,734
Cash and cash equivalents in foreign accounts	52,484	47,061
Total	$ 316,337	$ 394,795	$ 449,955	$ 220,018

Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents, money market accounts	$ 22	$ 29.9
Maximum
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents, money market accounts, original maturity date	90 days	90 days

Significant Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 20,917	$ 15,421
Supplies inventory	10,053	7,138
Income taxes receivable	126	12,977
Other	41,335	42,312
Total	$ 72,431	$ 77,848

Property and Equipment Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Computer and other equipment	$ 248,592	$ 230,773
Buildings and improvements	230,797	227,881
Furniture and other equipment	127,425	125,627
Land	16,794	16,729
Other	130	16,461
Total property and equipment	623,738	617,471
Less accumulated depreciation and amortization	357,130	317,369
Property and equipment, net	$ 266,608	$ 300,102

Property and Equipment, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense related to property and equipment	$ 49.3	$ 50.1	$ 50.6

Summary of Computer Software (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Research And Development [Line Items]
Computer software	$ 782,607	$ 744,035
Accumulated amortization	567,363	497,611
Computer software, net	215,244	246,424
Licensed computer software
Schedule Of Research And Development [Line Items]
Computer software	423,100	403,115
Accumulated amortization	309,571	275,145
Software development costs
Schedule Of Research And Development [Line Items]
Computer software	283,452	265,029
Accumulated amortization	208,781	183,853
Acquisition technology intangibles
Schedule Of Research And Development [Line Items]
Computer software	76,055	75,891
Accumulated amortization	$ 49,011	$ 38,613

Computer Software, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Acquisition technology intangibles	Dec. 31, 2010 Acquisition technology intangibles	Dec. 31, 2009 Acquisition technology intangibles	Dec. 31, 2011 Licensed computer software	Dec. 31, 2010 Licensed computer software	Dec. 31, 2009 Licensed computer software	Dec. 31, 2011 Software development costs	Dec. 31, 2010 Software development costs	Dec. 31, 2009 Software development costs	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Business acquisition, percentage of ownership											49.00%	51.00%
Business acquisition, acquired intangible assets												$ 80,500,000	$ 20,300,000
Amortization expenses		10,300,000	9,900,000	6,900,000	37,100,000	33,400,000	31,400,000	24,400,000	23,100,000	20,000,000
Impairment loss in Japan retail gift program	$ 960,000

Weighted Average Useful Life of Each Component of Computer Software (Detail) (Computer Software, Intangible Asset)	12 Months Ended
Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5.9
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5.6
Software development costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	6
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	6.9

Estimated Future Amortization Expense of Licensed Computer Software, Software Development Costs and Acquisition Technology Intangibles (Detail) (Computer Software, Intangible Asset, USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
2012	$ 38,573
2013	30,891
2014	22,125
2015	15,287
2016	6,349
Software development costs
Finite-Lived Intangible Assets [Line Items]
2012	38,456
2013	14,968
2014	11,135
2015	7,302
2016	1,892
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
2012	9,319
2013	7,665
2014	5,873
2015	2,828
2016	$ 1,359

Significant Components of Contract Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Conversion costs, net	$ 88,765	$ 80,521
Payments for processing rights, net	74,222	85,730
Total	$ 162,987	$ 166,251

Contract Acquisition Costs, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Amortization related to payments for processing rights	$ 15,900,000	$ 17,700,000	$ 25,500,000
Amortization expense related to conversion costs	18,800,000	17,500,000	17,800,000
Contract Acquisition Costs | Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Impairment loss related to conversion cost	750,000
Contract Acquisition Costs | Conversion Costs
Finite-Lived Intangible Assets [Line Items]
Impairment loss related to conversion cost	$ 49,000

Weighted Average Useful Life for Each Component of Contract Acquisition Costs (Detail) (Contract Acquisition Costs)	12 Months Ended
Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8.6
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	9.6
Conversion Costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	7.4

Estimated Future Amortization Expense on Payments for Processing Rights and Conversion Costs (Detail) (Contract Acquisition Costs, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
2012	$ 14,742
2013	14,355
2014	12,289
2015	8,429
2016	8,608
Conversion Costs
Finite-Lived Intangible Assets [Line Items]
2012	17,825
2013	18,115
2014	15,906
2015	13,838
2016	$ 11,149

Goodwill - Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended
	Dec. 31, 2011	May 02, 2011 TermNet	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions	Sep. 30, 2010 TSYS POS Systems and Services LLC
Goodwill [Line Items]
Business acquisition, cash paid		$ 42,000,000			$ 150,450,000
Business acquisition, goodwill		28,918,000
Payment of contingent merger consideration in connection with the purchase of Infonox	6,000,000
Business acquisition, percentage of ownership			49.00%	51.00%
Business acquisition, cost of acquired entity, purchase price			174,100,000	150,500,000
Percentage acquisition of business			49.00%
Business acquisition, purchase price allocation, goodwill, expected tax deductible amount				155,500,000
Pre-tax goodwill impairment						2,200,000
After-tax goodwill impairment						$ 1,500,000

Gross Amount and Accumulated Impairment Loss of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Gross amount	$ 357,723	$ 322,624
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	355,498	320,399	165,896
North America Services
Goodwill [Line Items]
Gross amount	70,614	70,614
Goodwill, net	70,614	70,614	70,614
International Services
Goodwill [Line Items]
Gross amount	33,369	33,188
Goodwill, net	33,369	33,188	34,181
Merchant services
Goodwill [Line Items]
Gross amount	253,740	218,822
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	$ 251,515	$ 216,597	$ 61,101

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 North America Services	Dec. 31, 2010 North America Services	Dec. 31, 2009 North America Services	Dec. 31, 2011 International Services	Dec. 31, 2010 International Services	Dec. 31, 2011 Merchant services	Dec. 31, 2009 Merchant services	Dec. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions Merchant services	Dec. 31, 2011 TermNet	Dec. 31, 2011 TermNet Merchant services
Goodwill [Line Items]
Beginning Balance	$ 320,399	$ 165,896	$ 70,614	$ 70,614	$ 70,614	$ 33,188	$ 34,181	$ 216,597	$ 61,101		$ 155,496
Infonox additional purchase consideration	6,000							6,000
Currency translation adjustments	181	(993)				181	(993)
Ending Balance	355,498	320,399	70,614	70,614	70,614	33,369	33,188	251,515	61,101		155,496
Purchase price allocation										$ 155,496		$ 155,496	$ 28,918	$ 28,918

Equity Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity in income of equity investments, net of tax	$ 8,708	$ 7,142	$ 6,985
Promocn Y Operacin, SA De CV
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	49.00%
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	44.56%

Summary Of TSYS Equity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 82,924	$ 77,127
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity investments	76,110	70,479
TSYS de Mexico
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 6,814	$ 6,648

Other Intangible Assets, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Other intangible assets	Dec. 31, 2010 Other intangible assets	Dec. 31, 2009 Other intangible assets	May 02, 2011 TermNet	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions
Finite-Lived Intangible Assets [Line Items]
Business acquisition, percentage of ownership					49.00%	51.00%
Business acquisition, cash paid				$ 42,000,000			$ 150,450,000
Business acquisition, acquired intangible assets				11,740,000		80,500,000
Amortization expenses recorded in selling, general and administrative expenses	$ 13,200,000	$ 11,200,000	$ 3,400,000

Significant Components of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross	$ 121,076	$ 110,758
Accumulated Amortization	(39,826)	(27,640)
Net	81,250	83,118
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	106,312	93,727
Accumulated Amortization	(34,899)	(22,859)
Net	71,413	70,868
Trade association
Finite-Lived Intangible Assets [Line Items]
Gross	10,000	10,000
Accumulated Amortization	(1,750)	(750)
Net	8,250	9,250
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross	2,024	6,031
Accumulated Amortization	(2,024)	(3,031)
Net		3,000
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Gross	1,600
Accumulated Amortization	(107)
Net	1,493
Covenants-not-to-compete
Finite-Lived Intangible Assets [Line Items]
Gross	1,140	1,000
Accumulated Amortization	(1,046)	(1,000)
Net	$ 94

Weighted Average Useful Life for Each Component of Other Intangible Assets (Detail) (Other intangible assets)	12 Months Ended
Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	10
Trade association
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	10
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	7.9
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	2.8
Covenants-not-to-compete
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	2.7

Estimated Future Amortization Expense on Other Intangible Assets (Detail) (Other intangible assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
2012	$ 14,145
2013	12,848
2014	12,575
2015	11,896
2016	$ 11,766

Long-term Debt and Capital Lease Obligations - Additional Information (Detail)	1 Months Ended			1 Months Ended			12 Months Ended							1 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 21, 2007	Dec. 31, 2011 USD ($)	Nov. 30, 2011 TSYS Managed Services USD ($)	Nov. 30, 2011 TSYS Managed Services GBP (£)	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent USD ($)	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent USD ($)	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent USD ($)	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR Minimum	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR Maximum	Dec. 21, 2007 Unsecured Revolving Credit Facility USD ($)	Dec. 21, 2007 Unsecured Revolving Credit Facility Minimum	Dec. 21, 2007 Unsecured Revolving Credit Facility Maximum	Apr. 30, 2009 International Services USD ($)	Apr. 30, 2009 International Services JPY (¥)	Jan. 31, 2009 International Services USD ($)	Jan. 31, 2009 International Services JPY (¥)	Oct. 30, 2008 International Services USD ($)	Oct. 30, 2008 International Services JPY (¥)	Dec. 31, 2011 International Services	Oct. 30, 2008 International Services LIBOR
Debt Instrument [Line Items]
Note payable obtained from third party vendor	$ 39,800,000
Credit agreement, maximum borrow capacity			5,000,000																		21,000,000	2,000,000,000
Long-term debt	234,260,000		220,355,000			168,000,000	168,000,000	168,000,000						252,000,000
Debt instrument maturity period						5 years								5 years							3 years	3 years
Debt instrument, margin rate									0.60%	0.60%	0.60%	0.27%	0.73%											0.80%
Debt instrument, investment grade rating from Standard and Poors		BBB
Debt instrument, frequency of interest payments						3 months
Commitment fee as a percentage of revolving credit facility														0.10%	0.08%	0.15%
Amount draw under credit agreement																	2,500,000	250,000,000	2,800,000	250,000,000	15,100,000	1,500,000,000
Debt instrument maturity date		Dec 21, 2012					Dec 21, 2012	Dec 21, 2012															Nov 5, 2014
Repayment of loan				$ 788,000	£ 504,000

Summary of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2007
Debt Instrument [Line Items]
Long-term debt	$ 220,355	$ 234,260
Less current portion	181,251	39,557
Noncurrent portion of long-term debt	39,104	194,703
Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent
Debt Instrument [Line Items]
Long-term debt	168,000	168,000	168,000
Notes One Point Fifty Percent
Debt Instrument [Line Items]
Long-term debt	26,703	39,758
Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent
Debt Instrument [Line Items]
Long-term debt	25,652	23,937
Notes Three Point Ninety Five Percent
Debt Instrument [Line Items]
Long-term debt		1,790
Unsecured Term Loan LIBOR Plus Two Percent
Debt Instrument [Line Items]
Long-term debt		$ 775

Summary of Long-term Debt (Parenthetical) (Detail)	1 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 21, 2007	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 21, 2007 Unsecured Term Loan LIBOR Plus Zero Point Sixty Percent LIBOR	Dec. 31, 2011 Notes One Point Fifty Percent	Dec. 31, 2010 Notes One Point Fifty Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Zero Point Eighty Percent LIBOR	Dec. 31, 2011 Notes Three Point Ninety Five Percent	Dec. 31, 2010 Notes Three Point Ninety Five Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Two Percent	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Two Percent	Dec. 31, 2011 Unsecured Term Loan LIBOR Plus Two Percent LIBOR	Dec. 31, 2010 Unsecured Term Loan LIBOR Plus Two Percent LIBOR
Debt Instrument [Line Items]
Debt instrument, margin rate				0.60%	0.60%	0.60%					0.80%	0.80%					2.00%	2.00%
Debt instrument, interest rate							1.50%	1.50%					3.95%	3.95%
Debt instrument, maturity date	Dec 21, 2012	Dec 21, 2012	Dec 21, 2012				Dec 31, 2013	Dec 31, 2013	Nov 5, 2014	Nov 5, 2014			Mar 1, 2011	Mar 1, 2011	Nov 16, 2011	Nov 16, 2011

Required Annual Principal Payments on Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 181,251
2013	13,452
2014	25,652
2015
2016

Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Capital Lease Obligations [Line Items]
Capital lease obligations	$ 38,852	$ 43,764
Less current portion	14,363	13,191
Noncurrent portion of capital leases	$ 24,489	$ 30,573

Future Minimum Lease Payments under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	$ 13,861
2013	12,393
2014	11,910
2015	1,607
2016	302
Total minimum lease payments	40,073
Less amount representing interest	1,221
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	$ 38,852

Significant Components of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Line Items]
Accrued expenses	$ 40,141	$ 29,999
Deferred revenues	29,707	34,184
Dividends payable	18,913	13,634
Accrued income taxes	5,731	2,920
Transaction processing provisions	5,382	5,221
Client postage deposits	3,562	3,708
Other	22,427	21,374
Total	$ 125,863	$ 111,040

Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended			21 Months Ended
	Dec. 29, 2011	Dec. 31, 2011	Dec. 31, 2011	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends on common stock					$ 53.9	$ 55.1	$ 55.2
Purchase of treasury shares (in shares)	400	2,400,000	2,400,000	3,100,000				6,600,000
Percentage of ownership interests after transaction	54.08%
Percentage of ownership interests	53.00%

Summary of Equity Compensation Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082
Weighted-average exercise price of outstanding options, warrants and rights	$ 22.04
Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))	21,515
Equity compensation plans approved by security holders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082 [1]
Weighted-average exercise price of outstanding options, warrants and rights	$ 22.04
Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))	21,515 [2]

[1]	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.2 million shares of nonvested awards which will vest over the remaining years through 2013.
[2]	Includes 21,514,634 shares available for future grants under the Total System Services, Inc. 2002 Long-Term Incentive Plan, 2007 Omnibus Plan and 2008 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.

Summary of Equity Compensation Plans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082,000
Equity compensation plans approved by security holders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082,000 [1]
Aggregate shares of nonvested awards	1,200,000
Nonvested awards expected vesting period	2013
Shares available for future grants	21,514,634
Equity compensation plans approved by security holders | Performance Based Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	1,400,000

[1]	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.2 million shares of nonvested awards which will vest over the remaining years through 2013.

Effect On TSYS' Shareholders' Equity From GP Net's Acquisition Of Treasury Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Subsidiary, Sale of Stock [Line Items]
Increase in other comprehensive income (OCI)	$ 28
Increase in additional paid in capital	77
Effect from change in noncontrolling interests	$ 105

Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended									1 Months Ended							12 Months Ended				1 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year	Dec. 31, 2011 Stock Options Granted During Or After 2006 Year	Dec. 31, 2011 Stock Options Granted During Or After 2006 Minimum	Dec. 31, 2011 Stock Options Granted Prior 2006 Year	Dec. 31, 2011 Stock Options Granted Prior 2006 Minimum	Dec. 31, 2011 Stock Options Granted Prior 2006 Maximum	Mar. 31, 2010 Stock Options Year	Dec. 31, 2011 Stock Options Year	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2011 Omnibus Stock Incentive Plan 2008	Dec. 31, 2011 Omnibus Stock Incentive Plan 2007	Dec. 31, 2011 Long Term Incentive Plan 2002	Dec. 31, 2011 Long Term Incentive Plan 2000	Dec. 31, 2011 Non vested Restricted Awards Year	Mar. 31, 2011 Performance Share Plan 2011	Mar. 31, 2011 Performance Share Plan 2011 Minimum	Mar. 31, 2011 Performance Share Plan 2011 Maximum	Mar. 31, 2010 Performance Share Plan 2010	Mar. 31, 2010 Performance Share Plan 2010 Minimum	Mar. 31, 2010 Performance Share Plan 2010 Maximum	Dec. 31, 2011 Performance Share Plan 2010 And 2011	Dec. 31, 2011 Performance Share Plan 2010 And 2011 Maximum	Dec. 31, 2008 Performance Share Plan 2008	Dec. 31, 2008 Performance Share Plan 2008 Minimum	Dec. 31, 2008 Performance Share Plan 2008 Maximum	Apr. 30, 2010 Performance Options Year	Apr. 30, 2010 Performance Options Stock Price At Specified Percentage Above Grant Date Stock Price	Apr. 30, 2010 Performance Options Attainment Of Earnings Per Share Goals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of employee stock option				3 years			2 years	3 years
Expiration period of employee stock option				10 years		10 years							10 years
Years of age				62		50
Years of service					15 years		15 years
Percentage of fair market value of common stock in exercise price										100.00%
Aggregate number of shares granted to participants pursuant to awards														17,000,000	5,000,000	9,400,000	2,400,000
Share based compensation	$ 16,477,000	$ 15,832,000	$ 16,128,000
Unrecognized compensation cost related to nonvested share-based compensation arrangements										$ 4,900,000								$ 5,800,000							$ 4,200,000
Unrecognized compensation cost related to nonvested share-based compensation arrangements, remaining weighted average recognition period										1.7								1.6
Percentage of Performance shares that will vest per year, up to a maximum of 100% of the total grant, when the earnings per share goal is attained																											20.00%
Authorized shares of nonvested stock to key executives																			263,292			279,831
Percentage of performance shares grant expected to vest																			200.00%			200.00%					100.00%
Performance shares grant expected vesting Period																				2011	2013		2010	2012
Unrecognized compensation cost related to nonvested share-based compensation arrangements, recognition period																										2013
Performance shares grant performance period																											1 year
Performance shares grant vesting period																												5 years	7 years
Number of options granted	716,508	2,176,963	1,047,949						736,000	717,000	2,177,000	1,048,000																		1,400,000
Average fair value of option grant	$ 5.78	$ 4.11	$ 5.31						$ 5.33	$ 5.78	$ 4.11	$ 5.31																		$ 3.48
Exercise price	$ 17.61	$ 16.01	$ 13.11						$ 15.66	$ 17.61	$ 15.89	$ 13.11																		$ 16.19
Risk-free interest rate	2.96%	2.65%	3.19%						3.77%																					2.07%
Expected volatility	29.98%	30.00%	42.00%						30.00%																					30.00%
Expected term	8.5	4.9	8.6						8.6																					4
Dividend yield	1.59%	1.79%	2.14%						1.79%																					1.79%
Grant vesting period									3
Share based compensation arrangement by share based payment award, vest and exercisable date																															Apr 30, 2013	Dec 31, 2012

Summary of Number of Shares Granted Each Year (Detail) (Non vested Restricted Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non vested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	206,040	197,186	513,920
Market value	$ 3.6	$ 3.1	$ 6.8

Summarized Status of Nonvested Shares and Changes during the Periods (Detail) (Non vested Restricted Awards, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non vested Restricted Awards
Shares
Outstanding at beginning of year	821,000	1,084,000	1,014,000
Granted	206,040	197,186	513,920
Vested	(376,000)	(416,000)	(414,000)
Forfeited/canceled	(33,000)	(44,000)	(30,000)
Outstanding at end of year	618,000	821,000	1,084,000
Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	$ 16.91	$ 18.6	$ 23.46
Granted	$ 17.67	$ 15.55	$ 13.28
Vested	$ 17.6	$ 20.63	$ 23.77
Forfeited/canceled	$ 15.71	$ 17.32	$ 20.34
Outstanding at end of year	$ 16.8	$ 16.91	$ 18.6

Summary of Awards Authorized (Detail) (Performance Based Shares)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Awarded	263,292	279,831	182,816
Potential Number of Performance-Based Shares to be Vested	263,292	279,831	73,125
Potential Number of Performance-Based Shares to be Vested period	2014	2013
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential Number of Performance-Based Shares to be Vested period			2012
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential Number of Performance-Based Shares to be Vested period			2014

Summarized Status of Performance-based Nonvested Shares and Changes during the Period (Detail) (Performance Based Shares, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Based Shares
Shares
Outstanding at beginning of year	316,000	62,000	62,000
Granted	300,000	316,000	62,000
Vested	(36,000)	(62,000)	(62,000)
Forfeited/canceled
Outstanding at end of year	580,000	316,000	62,000
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 15.65	$ 13.69	$ 23.32
Granted	$ 17.63	$ 15.65	$ 13.69
Vested	$ 15.61	$ 13.69	$ 23.32
Forfeited/canceled
Outstanding at end of year	$ 16.68	$ 15.65	$ 13.69

Summary of Weighted Average Assumptions and Fair Value of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	716,508	2,176,963	1,047,949
Weighted average exercise price	$ 17.61	$ 16.01	$ 13.11
Risk-free interest rate	2.96%	2.65%	3.19%
Expected volatility	29.98%	30.00%	42.00%
Expected term (years)	8.5	4.9	8.6
Dividend yield	1.59%	1.79%	2.14%
Weighted average fair value	$ 5.78	$ 4.11	$ 5.31

Summary of Stock Option Activity and Changes during the Year (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Options:
Granted		716,508	2,176,963	1,047,949
Exercised		(597,161)	(41,403)	(1,205)
Weighted Average Exercise Price
Granted		$ 17.61	$ 16.01	$ 13.11
Outstanding at end of year		$ 22.04
Weighted average fair value of options granted during the year		$ 5.78	$ 4.11	$ 5.31
Stock Options
Options:
Outstanding at beginning of year		8,810,000	6,955,000	6,185,000
Granted	736,000	717,000	2,177,000	1,048,000
Exercised		(597,000)	(41,000)	(1,000)
Forfeited/canceled		(2,848,000)	(281,000)	(277,000)
Outstanding at end of year		6,082,000	8,810,000	6,955,000
Options exercisable at year-end		3,122,000	5,712,000	5,357,000
Weighted Average Exercise Price
Outstanding at beginning of year		$ 23.4	$ 25.54	$ 27.59
Granted	$ 15.66	$ 17.61	$ 15.89	$ 13.11
Exercised		$ 13.51	$ 13.11	$ 1.83
Forfeited/canceled		$ 29.46	$ 19.83	$ 24.36
Outstanding at end of year		$ 20.61	$ 23.4	$ 25.54
Options exercisable at year-end		$ 25	$ 27.48	$ 28.15
Weighted average fair value of options granted during the year	$ 5.33	$ 5.78	$ 4.11	$ 5.31
Average remaining contractual life (in years)		4.9
Aggregate intrinsic value (in thousands)		$ (6,401)
Average remaining contractual life (in years)		4
Aggregate intrinsic value (in thousands)		$ (16,967)

Summary of Stock Option Exercises (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercised	597,161	41,403	1,205
Shares Issued from Treasury	597,161	41,403	1,205
Intrinsic Value	$ 3,627,000	$ 90,400	$ 14,300

Summary of Shares Held as Treasury Stock and Related Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity, Class of Treasury Stock [Line Items]
Number of Treasury Shares	12,829	6,798	3,680
Treasury Shares Cost	$ 225,034	$ 115,449	$ 69,950

Treasury Stock - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			21 Months Ended
	Dec. 29, 2011	Dec. 31, 2011	May 03, 2011	Dec. 31, 2011	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	May 03, 2011 Maximum	Apr. 20, 2010 Maximum Year
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan										15,000,000	10,000,000
Time shares may be purchased											2
Expiration date of shares authorized to be repurchased under stock repurchase plan			Apr 30, 2013
Purchase of treasury shares (in shares)	400	2,400,000		2,400,000	3,100,000				6,600,000
Purchase of treasury shares					$ 45,100,000	$ 121,272,000	$ 46,228,000	$ 328,000	$ 120,600,000
Repurchase of common stock, average cost per share		$ 19.89		$ 19.89	$ 14.6				$ 18.28
Treasury stock acquired as a result of share withholding for taxes						37,081	66,553
Value of treasury stock acquired as a result of share withholding for taxes						$ 636,000	$ 1,100,000

Purchases of Common Stock on a Monthly Basis (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	21 Months Ended
	Dec. 29, 2011	Dec. 31, 2011	Dec. 31, 2011	May 31, 2010	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased	400	2,400,000	2,400,000	3,100,000	6,600,000
Average Price Paid per Share		$ 19.89	$ 19.89	$ 14.6	$ 18.28
Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs		9,693,000	9,693,000		9,693,000	7,293,000	7,293,000
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs		5,307,000	5,307,000		5,307,000	7,707,000	7,707,000

Income Tax Effects Allocated to and the Cumulative Balance of Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (2,585)	$ 5,673	$ (6,627)	$ 28,322
Pretax amount	5,397	(9,747)	14,375	(43,121)
Tax effect	3,257	(1,489)	2,075	(8,172)
Net-of-Tax Amount	2,140	(8,258)	12,300	(34,949)
Ending Balance	(445)	(2,585)	5,673	(6,627)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,242)	6,287	(5,858)
Pretax amount	3,718	(8,609)	14,140
Tax effect	2,662	(1,080)	1,995
Net-of-Tax Amount	1,056	(7,529)	12,145
Ending Balance	(186)	(1,242)	6,287
Change in Accumulated OCI Related to Postretirement Healthcare Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,343)	(614)	(769)
Pretax amount	1,651	(1,138)	235
Tax effect	595	(409)	80
Net-of-Tax Amount	1,056	(729)	155
Ending Balance	(287)	(1,343)	(614)
Noncontrolling Interests
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax amount	28
Net-of-Tax Amount	28
Ending Balance	$ 28

Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 86,882
2013	78,946
2014	35,061
2015	9,328
2016	7,257
Thereafter	23,327
Total future minimum lease payments	$ 240,801

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 29, 2011	Dec. 31, 2011 Private Equity Funds	May 31, 2011 Private Equity Funds Maximum
Commitments and Contingencies Disclosure [Line Items]
Rental expense under all operating leases	$ 97,500,000	$ 102,100,000	$ 105,400,000
Rental expense under sublease arrangements		675,000	720,000
Rental income under sublease arrangements		809,000	863,000
Commitment to invest						20,000,000
Percentage of ownership interests				53.00%		50.00%
Investments					$ 1,600,000

Components of Income Tax Expense Included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax expense:
Federal	$ 83,518	$ 98,802	$ 115,301
State	4,666	4,221	4,311
Foreign	12,922	8,682	6,185
Total current income tax expense	101,106	111,705	125,797
Deferred income tax expense (benefit):
Federal	3,126	(2,970)	(4,210)
State	61	(643)	947
Foreign	(1,696)	(2,004)	(684)
Total deferred income tax expense (benefit)	1,491	(5,617)	(3,947)
Total income tax expense	$ 102,597	$ 106,088	$ 121,850

Components of Income Tax Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income before income tax expense :
Domestic	$ 296,475	$ 282,492	$ 300,388
Foreign	20,076	25,320	40,197
Income from continuing operations before income taxes and equity in income of equity investments	$ 316,551	$ 307,812	$ 340,585

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets from net operating losses carryforwards	$ 15,500,000	$ 15,300,000
Deferred tax assets from capital losses carryforwards	1,900,000	2,100,000
Deferred tax assets from federal and state income tax credit carryforwards	8,500,000	2,500,000
Tax credit carryforward beginning expiration year	2012
Operating loss carryforward beginning expiration date	2012
Valuation allowance for deferred income tax assets	19,207,000	15,434,000
Increase (decrease) in valuation allowance for deferred income tax assets	3,800,000	2,600,000
Undistributed earnings	51,200,000
Gross accrued interest and penalties on unrecognized tax benefits	600,000	1,100,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	5,400,000	4,200,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 500,000	$ 1,000,000

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Computed "expected" income tax expense	$ 110,793	$ 107,734	$ 119,205
International tax rate differential	1,831	(4,376)	1,075
State income tax expense (benefit), net of federal income tax effect	3,164	2,326	3,418
Increase (decrease) in valuation allowance	3,773	2,564	(6,159)
Tax credits	(9,044)	(2,824)	(4,299)
Federal income tax expense resulting from ASC 740 Election			9,844
Deduction for domestic production activities	(5,524)
Permanent differences and other, net	(2,396)	664	(1,234)
Total income tax expense	$ 102,597	$ 106,088	$ 121,850

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 25,937	$ 19,884
Allowances for doubtful accounts and billing adjustments	1,113	1,304
Deferred revenue	19,031	16,244
Purchase accounting adjustments	15,889
Other, net	37,123	33,980
Total deferred income tax assets	99,093	71,412
Less valuation allowance for deferred income tax assets	(19,207)	(15,434)
Net deferred income tax assets	79,886	55,978
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(42,351)	(35,878)
Computer software development costs	(40,339)	(38,797)
Purchase accounting adjustments		(1,438)
Foreign currency translation	(6,432)	(3,771)
Other, net	(6,712)	(4,847)
Total deferred income tax liabilities	(95,834)	(84,731)
Net deferred income tax liabilities	(15,948)	(28,753)
Total net deferred tax assets (liabilities):
Current	12,872	11,090
Noncurrent	(28,820)	(39,843)
Net deferred income tax liabilities	$ (15,948)	$ (28,753)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 4.5	[1]
Additions based on tax positions related to current year	1.4	[1]
Additions for tax positions of prior years	1.4	[1]
Reductions for tax positions of prior years	(1.6)	[1]
Settlements		[1]
Net, current activity	1.2	[1]
Ending balance	$ 5.7	[1]

[1]	Unrecognized state tax benefits are not adjusted for the federal tax impact.

Employee Benefit Plans - Additional Information (Detail)	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 TSYS Retirement Savings Plan	Dec. 31, 2009 Money Purchase Pan	Dec. 31, 2009 Stock Repurchase Plan	Dec. 31, 2011 Stock Repurchase Plan	Dec. 31, 2010 Maximum TSYS Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution, percentage of eligible compensation		100.00%
Employee contribution, percentage of eligible compensation						4.00%
Percentage of employer discretionary contributions						4.00%
Percentage of employer contribution			7.00%	50.00%	15.00%
Employee's contribution, pretax compensation with a discretionary company contribution	7.00%

Contributions Charged to Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 TSYS Retirement Savings Plan	Dec. 31, 2010 TSYS Retirement Savings Plan	Dec. 31, 2009 Money Purchase Pan	Dec. 31, 2009 401(k) Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions charged to expense	$ 15,951	$ 15,430	$ 19,307	$ 306

Stock Purchase Plan Company's Contributions Charged to Expense (Detail) (Stock Repurchase Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Repurchase Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions charged to expense	$ 1,177	$ 1,260	$ 3,764

Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues before reimbursable items	$ 1,540,698	$ 1,442,436	$ 1,407,305
Revenue for reportable segment	1,808,966	1,717,577	1,677,483
Depreciation and amortization	169,165	162,927	155,648
Operating income	322,456	309,429	344,026
Total assets	1,858,392	1,952,261	1,710,954
North America Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	809,069	809,012	880,668
Revenue for reportable segment	954,550	956,546	1,048,932
Depreciation and amortization	78,155	78,834	84,577
Operating income	253,844	244,989	285,409
Total assets	1,621,664	1,632,882	1,535,129
International Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	380,129	321,846	322,697
Revenue for reportable segment	394,831	334,954	337,757
Depreciation and amortization	51,888	40,792	34,791
Operating income	41,408	42,689	57,654
Total assets	433,203	408,880	379,606
Merchant services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	373,159	337,178	232,262
Revenue for reportable segment	487,997	458,921	327,055
Depreciation and amortization	36,124	40,298	32,590
Operating income	112,986	102,444	71,437
Total assets	487,858	460,750	215,855
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues before reimbursable items	(21,659)	(25,600)	(28,322)
Revenue for reportable segment	(28,412)	(32,844)	(36,261)
Total assets	(684,333)	(550,251)	(419,636)
Corporate Administration
Segment Reporting Information [Line Items]
Depreciation and amortization	2,998	3,003	3,690
Operating income	$ (85,782)	$ (80,693)	$ (70,474)

Property and Equipment, Net of Accumulated Depreciation and Amortization, by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 266,608	$ 300,102
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	194,800	203,800
Europe
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	52,400	58,300
Japan
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	9,700	11,300
Other
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 9,700	$ 26,700

Revenues Based on the Domicile of the Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 1,808,966	$ 1,717,577	$ 1,677,483
Total revenues, percentage	100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Total revenues	1,227,800	1,204,400	1,183,800
Total revenues, percentage	67.90%	70.10%	70.60%
Europe
Segment Reporting Information [Line Items]
Total revenues	283,500	250,200	269,400
Total revenues, percentage	15.70%	14.60%	16.10%
Canada
Segment Reporting Information [Line Items]
Total revenues	171,500	161,900	139,700
Total revenues, percentage	9.50%	9.40%	8.30%
Japan
Segment Reporting Information [Line Items]
Total revenues	76,300	61,300	48,900
Total revenues, percentage	4.20%	3.60%	2.90%
Mexico
Segment Reporting Information [Line Items]
Total revenues	7,800	7,900	8,100
Total revenues, percentage	0.40%	0.50%	0.50%
Other
Segment Reporting Information [Line Items]
Total revenues	$ 42,100	$ 31,900	$ 27,600
Total revenues, percentage	2.30%	1.80%	1.60%

Reconciliation of Geographic Revenues to Revenues by Operating Segment Based on the Domicile of the Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 1,808,966	$ 1,717,577	$ 1,677,483
North America Services
Segment Reporting Information [Line Items]
Total revenues	930,700	927,600	1,016,300
International Services
Segment Reporting Information [Line Items]
Total revenues	390,900	332,200	335,600
Merchant services
Segment Reporting Information [Line Items]
Total revenues	487,400	457,800	325,600
United States
Segment Reporting Information [Line Items]
Total revenues	1,227,800	1,204,400	1,183,800
United States | North America Services
Segment Reporting Information [Line Items]
Total revenues	741,500	748,200	859,500
United States | Merchant services
Segment Reporting Information [Line Items]
Total revenues	486,300	456,200	324,300
Europe
Segment Reporting Information [Line Items]
Total revenues	283,500	250,200	269,400
Europe | North America Services
Segment Reporting Information [Line Items]
Total revenues	700	800	800
Europe | International Services
Segment Reporting Information [Line Items]
Total revenues	282,800	249,400	268,600
Canada
Segment Reporting Information [Line Items]
Total revenues	171,500	161,900	139,700
Canada | North America Services
Segment Reporting Information [Line Items]
Total revenues	171,100	161,400	139,200
Canada | Merchant services
Segment Reporting Information [Line Items]
Total revenues	400	500	500
Japan
Segment Reporting Information [Line Items]
Total revenues	76,300	61,300	48,900
Japan | International Services
Segment Reporting Information [Line Items]
Total revenues	76,300	61,300	48,900
Mexico
Segment Reporting Information [Line Items]
Total revenues	7,800	7,900	8,100
Mexico | North America Services
Segment Reporting Information [Line Items]
Total revenues	7,800	7,900	8,100
Other
Segment Reporting Information [Line Items]
Total revenues	42,100	31,900	27,600
Other | North America Services
Segment Reporting Information [Line Items]
Total revenues	9,600	9,300	8,700
Other | International Services
Segment Reporting Information [Line Items]
Total revenues	31,800	21,500	18,100
Other | Merchant services
Segment Reporting Information [Line Items]
Total revenues	$ 700	$ 1,100	$ 800

Segment Reporting, including Geographic Area Data and Major Customers - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Person	Dec. 31, 2010 Person	Dec. 31, 2009 Person
Segment Reporting Information [Line Items]
Entity-wide revenue, major customer, number	1	1	1
Entity-wide revenue, major customer, amount	$ 210.9	$ 221	$ 217.7
Percentage of total revenues, by major customer	11.70%	12.90%	12.00%

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Equipment and software acquired under capital lease	$ 8.1	$ 14.9	$ 6.7

Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 29, 2011	Oct. 01, 2011 Merchant services Year	Dec. 31, 2011 Merchant services	Dec. 31, 2010 Merchant services	Dec. 31, 2009 Merchant services	May 02, 2011 TermNet Year Entity	Dec. 31, 2011 TermNet	Mar. 31, 2010 TSYS Merchant Solutions Year	Dec. 31, 2011 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interests	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interests Minimum	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interests Maximum	Dec. 31, 2011 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC First National Merchant Solutions, LLC	Mar. 31, 2010 FNMS Holding, LLC First National Bank of Omaha
Business Acquisition [Line Items]
Business acquisition, cash paid									$ 42,000,000		$ 150,450,000
Business acquisitions, number of merchants of business acquired									18,000
Business acquisition, goodwill									28,918,000
Business acquisition, fair value of accounts receivable									10,300,000
Business acquisition, gross amount of accounts receivable									10,400,000
Business acquisition, expected uncollectible amount of accounts receivable									100,000
Business acquisition, funds placed in escrow									8,400,000
Business acquisition, escrowed consideration period									18 months
Fair value of acquired identifiable intangible assets											100,800,000
Acquired intangible assets estimated useful life, minimum									2		3
Acquired intangible assets estimated useful life, maximum									10		10
Business acquisition, acquired intangible assets									11,740,000					80,500,000
Assumption used in fair value measurement, discount rate low range											4.00%				12.00%
Assumption used in fair vlaue, measurement, discount rate									14.00%
Assumption used in fair value measurement, discount rate high range											14.00%				14.00%
Assumption used in fair value measurement, royalty rate low range									3.00%		1.50%
Assumption used in fair value measurement, royalty rate high range									10.00%		7.00%
Assumption used in fair value measurement,, attrition rate low range											10.00%
Assumption used in fair vlaue, measurement, attrition rate									20.00%
Assumption used in fair value measurement, attrition rate high range											30.00%
Assumption used in fair value measurement, effective tax rate									36.00%		36.00%				36.00%
Assumption used in fair vlaue measurement, terminal value, long-term sustainable growth rate									3.00%							3.00%	5.00%
Business acquisition, transaction costs										192,000
Business acquisition, percentage of ownership													49.00%	51.00%					51.00%
Percentage of ownership interests				53.00%																100.00%	49.00%
Business acquisition, cost of acquired entity, purchase price													174,100,000	150,500,000					150,500,000
Business acquisition, purchase price allocation, goodwill, expected tax deductible amount														155,500,000				155,500,000
Revenues	1,808,966,000	1,717,577,000	1,677,483,000			487,400,000	457,800,000	325,600,000				32,700,000	97,700,000
Net income	222,662,000	205,621,000	219,176,000									4,200,000	12,700,000
Business acquisition, acquired intangible assets					2,600,000
Acquired intangible assets, Weighted Average Useful Lives					5
Payment of contingent merger consideration in connection with the purchase of Infonox	$ 6,000,000

Summary of Consideration Paid and Recognized Amounts of Assets Acquired and Liabilities Assumed (Detail) (TermNet, USD $) In Thousands, unless otherwise specified	May 02, 2011
TermNet
Business Acquisition [Line Items]
Cash and restricted cash	$ 2,691
Accounts receivable, net	10,253
Other assets	1,516
Identifiable intangible assets	11,740
Goodwill	28,918
Accounts payable	(5,578)
Accrued compensation	(2,683)
Deferred income tax liability	(4,506)
Other liabilities	(351)
Total consideration	$ 42,000

Estimated Fair Value and Weighted Average Useful Lives of Identifiable Intangible Assets Acquired (Detail) (TermNet, USD $) In Thousands, unless otherwise specified	1 Months Ended
May 02, 2011 Year
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 11,740
Acquired intangible assets, Weighted Average Useful Lives	7.3
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	10,000
Acquired intangible assets, Weighted Average Useful Lives	7
Channel relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	1,600
Acquired intangible assets, Weighted Average Useful Lives	10
Covenants-not-to-compete
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 100
Acquired intangible assets, Weighted Average Useful Lives	2

Consideration Paid for TMS and the Amounts of the Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions Software
Consideration:
Cash				$ 150,450
Equity instruments
Contingent consideration arrangement
Fair value of total consideration transferred				150,450
Fair value of TSYS' equity interest in TMS held before the business combination
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total				150,450
Acquisition-related costs (included in selling, general, and administrative expenses in TSYS' income statement for the twelve months ended December 31, 2010)				4,130
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash				1,919
Property and equipment				1,788
Identifiable intangible assets				100,800	243
Other assets				1,204
Financial liabilities
Liability arising from a contingency
Total identifiable net assets				105,954
Noncontrolling interest in TMS				(111,000)
Goodwill	355,498	320,399	165,896	155,496
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total				$ 150,450

Amounts of TMS' Revenue and Earnings Included in TSYS Consolidated Income Statement (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Business Acquisition [Line Items]
Revenue	$ 1,808,966		$ 1,717,577		$ 1,677,483
Net Income Attributable to TSYS Common Shareholders	220,559		193,947		215,213
Basic EPS Attributable to TSYS Common Shareholders	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Diluted EPS Attributable to TSYS Common Shareholders	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Revenue			1,745,244
Net Income Attributable to TSYS Common Shareholders			$ 202,242
Basic EPS Attributable to TSYS Common Shareholders			$ 1.03
Diluted EPS Attributable to TSYS Common Shareholders			$ 1.03

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.

Collaborative Arrangement - Additional Information (Detail)	Dec. 31, 2011
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest in an enterprise jointly owned with two other entities	45.00%

Basic and Diluted EPS under the Guidance of ASC 260 (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Basic EPS:
Net income	$ 220,559		$ 193,947		$ 215,213
Basic EPS(a)/(b)	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Diluted EPS:
Net income	220,559		193,947		215,213
Diluted EPS(c)/(d)	$ 1.15	[1]	$ 0.99	[1]	$ 1.09	[1]
Common Stock
Basic EPS:
Net income	220,559		193,947		215,213
Less income allocated to nonvested awards	(805)		(959)		(1,644)
Net income allocated to common stock for EPS calculation(a)	219,754		192,988		213,569
Average common shares outstanding(b)	191,239		195,378		195,623
Basic EPS(a)/(b)	$ 1.15		$ 0.99		$ 1.09
Diluted EPS:
Net income	220,559		193,947		215,213
Less income allocated to nonvested awards	(804)		(959)		(1,644)
Net income allocated to common stock for EPS calculation(c)	219,755		192,988		213,569
Average common shares outstanding	191,239		195,378		195,623
Increase due to assumed issuance of shares related to common equivalent shares outstanding	345		193		63
Average common and common equivalent shares outstanding(d)	191,584		195,571		195,686
Diluted EPS(c)/(d)	$ 1.15		$ 0.99		$ 1.09
Participating Securities
Basic EPS:
Less income allocated to nonvested awards	805		959		1,644
Net income allocated to common stock for EPS calculation(a)	805		959		1,644
Average common shares outstanding(b)	707		975		1,511
Basic EPS(a)/(b)	$ 1.14		$ 0.98		$ 1.09
Diluted EPS:
Less income allocated to nonvested awards	804		959		1,644
Net income allocated to common stock for EPS calculation(c)	$ 804		$ 959		$ 1,644
Average common shares outstanding	707		975		1,511
Average common and common equivalent shares outstanding(d)	707		975		1,511
Diluted EPS(c)/(d)	$ 1.14		$ 0.98		$ 1.09

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.

Earning Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Convertible stock options and nonvested awards excluded from diluted EPS calculation	3.6	9	7